AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 91.3%
Common Stocks — 53.5%
Argentina — 0.1%
MercadoLibre, Inc.*	3,188	$3,450,946
Australia — 0.3%
BHP Group Ltd.	199,019	5,086,812
Rio Tinto PLC	51,033	3,064,411
		8,151,223
Austria — 0.2%
ams AG*	14,855	338,070
BAWAG Group AG, 144A*	11,324	409,133
Erste Group Bank AG*	153,042	3,198,554
OMV AG*	1,648	45,185
Wienerberger AG*	11,151	294,411
		4,285,353
Belgium — 0.1%
KBC Group NV	61,102	3,065,976
Brazil — 0.2%
Ambev SA, ADR(a)	237,944	537,754
Atacadao SA	37,381	135,589
B3 SA - Brasil Bolsa Balcao	106,338	1,043,706
Cia Brasileira de Distribuicao	6,914	85,897
Itau Unibanco Holding SA, ADR	241,794	962,340
Localiza Rent a Car SA	14,134	142,953
Lojas Renner SA	53,330	377,286
Magazine Luiza SA	9,720	154,993
Raia Drogasil SA	180,354	756,627
Suzano SA*	20,092	162,320
TIM Participacoes SA, ADR	9,705	111,899
Vale SA, ADR	41,372	437,716
WEG SA	61,404	714,971
		5,624,051
Canada — 0.7%
Advanz Pharma Corp. Ltd.*	499	2,512
Alimentation Couche-Tard, Inc. (Class B Stock)	122,337	4,260,273
Canadian National Railway Co.	48,316	5,145,651
Canadian Pacific Railway Ltd., (NYSE)	7,995	2,433,918
Canadian Pacific Railway Ltd., (XTSE)	15,069	4,583,905
Fairfax Financial Holdings Ltd., (OOTC)	1,810	530,837
Fairfax Financial Holdings Ltd., (XTSE)	2,334	687,290
Toronto-Dominion Bank (The)	83,643	3,872,623
		21,517,009
Chile — 0.0%
Banco Santander Chile, ADR(a)	29,269	405,668
Cencosud SA	29,854	43,732
Cia Cervecerias Unidas SA, ADR	2,438	31,621
		481,021
China — 2.9%
51job, Inc., ADR*	1,560	121,664
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	11,500	87,447
Alibaba Group Holding Ltd.*	64,552	2,325,820
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Alibaba Group Holding Ltd., ADR*(u)	79,411	$23,345,246
Amoy Diagnostics Co. Ltd. (Class A Stock)	5,300	59,990
Anhui Conch Cement Co. Ltd. (Class H Stock)	12,500	86,658
ANTA Sports Products Ltd.	6,000	62,845
Baidu, Inc., ADR*	2,465	312,044
Bank of China Ltd. (Class H Stock)	744,000	231,714
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	212,200	156,486
BeiGene Ltd., ADR*	280	80,203
Beijing Enterprises Holdings Ltd.	12,000	36,253
Bilibili, Inc., ADR*(a)	3,518	146,349
BOE Technology Group Co. Ltd. (Class A Stock)	227,300	165,741
Budweiser Brewing Co. APAC Ltd., 144A	455,900	1,338,035
CGN Power Co. Ltd. (Class H Stock), 144A	457,000	94,184
China Conch Venture Holdings Ltd.	29,500	137,293
China Construction Bank Corp. (Class H Stock)	1,100,000	718,152
China CYTS Tours Holding Co. Ltd. (Class A Stock)	35,700	58,082
China Gas Holdings Ltd.	58,400	167,195
China Lesso Group Holdings Ltd.	63,000	114,256
China Life Insurance Co. Ltd. (Class H Stock)	128,000	289,424
China Merchants Bank Co. Ltd. (Class H Stock)	83,500	397,339
China Mobile Ltd.	66,000	424,381
China Molybdenum Co. Ltd. (Class H Stock)	258,000	92,162
China Oilfield Services Ltd. (Class H Stock)	118,000	82,604
China Overseas Land & Investment Ltd.	78,000	196,996
China Pacific Insurance Group Co. Ltd. (Class H Stock)	80,800	230,419
China Resources Land Ltd.	56,000	255,418
China Shenhua Energy Co. Ltd. (Class H Stock)	91,500	165,611
China State Construction Engineering Corp. Ltd. (Class A Stock)	161,400	121,325
China State Construction International Holdings Ltd.	114,000	74,929
China Unicom Hong Kong Ltd.	180,000	118,272
China Vanke Co. Ltd. (Class H Stock)	49,200	151,656
China Yangtze Power Co. Ltd. (Class A Stock)	55,000	155,538
CNOOC Ltd.	299,000	289,001
Country Garden Holdings Co. Ltd.	48,000	59,220
Country Garden Services Holdings Co. Ltd.	28,000	181,369
CSPC Pharmaceutical Group Ltd.	94,400	184,972
Dada Nexus Ltd., ADR*	2,658	70,357
Dongfeng Motor Group Co. Ltd. (Class H Stock)	170,000	106,440
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
ENN Energy Holdings Ltd.	14,300	$157,231
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	57,400	1,378,073
GDS Holdings Ltd., ADR*(a)	1,538	125,855
Geely Automobile Holdings Ltd.	30,000	60,492
Greentown Service Group Co. Ltd.	66,000	81,902
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A*	8,200	117,073
Huazhu Group Ltd.*	2,050	90,993
Huazhu Group Ltd., ADR	11,728	507,119
Industrial & Commercial Bank of China Ltd. (Class H Stock)	657,000	342,745
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	14,901	85,141
Innovent Biologics, Inc., 144A*	29,500	220,341
iQIYI, Inc., ADR*(a)	5,404	122,022
JD.com, Inc., ADR*	61,220	4,751,284
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	13,776	183,476
Jointown Pharmaceutical Group Co. Ltd. (Class A Stock)*	6,292	15,706
Kingdee International Software Group Co. Ltd.*	70,000	182,728
Kingsoft Corp. Ltd.	35,000	176,788
Kunlun Energy Co. Ltd.	126,000	83,358
Kweichow Moutai Co. Ltd. (Class A Stock)	8,532	2,108,704
Laobaixing Pharmacy Chain JSC (Class A Stock)	13,860	169,846
Longfor Group Holdings Ltd., 144A	44,000	249,378
Luxshare Precision Industry Co. Ltd. (Class A Stock)	11,100	94,524
Meituan Dianping (Class B Stock)*	38,100	1,202,399
Midea Group Co. Ltd. (Class A Stock)	121,300	1,305,357
Momo, Inc., ADR	3,168	43,592
NARI Technology Co. Ltd. (Class A Stock)	46,600	136,262
NetEase, Inc., ADR	2,850	1,295,809
New Oriental Education & Technology Group, Inc., ADR*	2,405	359,548
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	5,000	62,703
PICC Property & Casualty Co. Ltd. (Class H Stock)	156,000	109,525
Pinduoduo, Inc., ADR*	1,296	96,098
Ping An Bank Co. Ltd. (Class A Stock)	78,900	177,454
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,087,000	11,260,343
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	61,300	144,391
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	280,000	118,240
Prosus NV*	5,880	542,954
Shanghai Liangxin Electrical Co. Ltd. (Class A Stock)	9,500	37,279
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	3,300	170,135
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Shenzhou International Group Holdings Ltd.	15,500	$264,698
Silergy Corp.	2,000	118,808
Sinopharm Group Co. Ltd. (Class H Stock)	29,600	62,841
Sunny Optical Technology Group Co. Ltd.	16,700	258,135
Suofeiya Home Collection Co. Ltd. (Class A Stock)	26,100	101,864
Tencent Holdings Ltd.	315,300	21,259,348
Tianma Microelectronics Co. Ltd. (Class A Stock)	41,200	90,181
Trip.com Group Ltd., ADR*	3,499	108,959
WuXi AppTec Co. Ltd. (Class H Stock), 144A	9,020	130,932
Wuxi Biologics Cayman, Inc., 144A*	16,500	405,557
Xiaomi Corp. (Class B Stock), 144A*	141,400	378,222
Yum China Holdings, Inc.	26,119	1,383,001
Zai Lab Ltd., ADR*	1,205	100,220
Zhejiang Chint Electrics Co. Ltd. (Class A Stock)	23,799	106,504
Zhejiang Expressway Co. Ltd. (Class H Stock)	76,000	54,953
		86,684,181
Colombia — 0.0%
Ecopetrol SA, ADR(a)	9,700	95,448
Czech Republic — 0.0%
Moneta Money Bank A/S, 144A	28,266	65,060
Denmark — 0.5%
AP Moller - Maersk A/S (Class B Stock)	324	513,348
Carlsberg A/S (Class B Stock)	20,087	2,706,593
Novo Nordisk A/S (Class B Stock)	134,594	9,301,829
Orsted A/S, 144A	20,333	2,789,908
Royal Unibrew A/S	3,108	319,583
		15,631,261
Finland — 0.2%
Cargotec OYJ (Class B Stock)	12,315	424,610
Kone OYJ (Class B Stock)	52,588	4,617,943
Neste OYJ	16,406	861,633
		5,904,186
France — 1.5%
Airbus SE*	36,189	2,632,460
Alstom SA*	44,423	2,213,081
BNP Paribas SA*	55,139	1,998,744
Capgemini SE	33,509	4,297,040
Credit Agricole SA*	56,513	494,504
Eiffage SA*	4,068	332,496
La Francaise des Jeux SAEM, 144A	16,148	594,044
LVMH Moet Hennessy Louis Vuitton SE	22,093	10,331,415
Peugeot SA*	25,493	462,186
Publicis Groupe SA	8,567	276,893
Safran SA*	40,133	3,955,738

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Sanofi	12,011	$1,200,850
Schneider Electric SE	92,165	11,422,981
SPIE SA*	15,709	283,585
TOTAL SE	19,385	661,387
Vinci SA	32,031	2,681,348
		43,838,752
Germany — 1.2%
adidas AG*	12,122	3,911,540
Allianz SE	53,048	10,175,269
Delivery Hero SE, 144A*	47,167	5,423,821
Deutsche Post AG	19,506	887,005
Deutsche Telekom AG	74,514	1,245,359
DWS Group GmbH & Co. KGaA, 144A*	12,636	436,383
GEA Group AG	17,611	617,700
RWE AG	39,096	1,462,012
SAP SE	41,864	6,505,984
Siemens AG	5,439	687,155
Softwareone Holding AG*	15,070	421,206
Vonovia SE	61,330	4,203,871
Zalando SE, 144A*	4,525	423,548
		36,400,853
Greece — 0.0%
Hellenic Telecommunications Organization SA	7,881	113,385
OPAP SA	9,611	91,061
		204,446
Hong Kong — 0.6%
AIA Group Ltd.	1,190,200	11,798,717
Hong Kong Exchanges & Clearing Ltd.	110,900	5,228,726
Hutchison China MediTech Ltd., ADR*	2,635	85,110
Jardine Matheson Holdings Ltd.	10,500	416,965
Techtronic Industries Co. Ltd.	119,500	1,591,747
		19,121,265
Hungary — 0.0%
OTP Bank Nyrt*	5,432	163,201
Richter Gedeon Nyrt	2,371	50,086
		213,287
India — 0.8%
Ashok Leyland Ltd.	89,562	90,729
Axis Bank Ltd.*	33,802	195,753
Britannia Industries Ltd.	2,362	121,777
Eicher Motors Ltd.	2,630	78,808
HDFC Bank Ltd., ADR*	269,119	13,445,185
Hindalco Industries Ltd.	32,435	77,493
Hindustan Unilever Ltd.	10,388	291,670
Housing Development Finance Corp. Ltd.	21,843	516,559
IndusInd Bank Ltd.*	6,882	49,672
Infosys Ltd., ADR	351,183	4,849,837
ITC Ltd.	70,515	164,342
Kotak Mahindra Bank Ltd.*	6,352	109,295
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Larsen & Toubro Ltd.	11,237	$138,096
Maruti Suzuki India Ltd.	2,447	224,125
NTPC Ltd.	96,190	111,296
Oil & Natural Gas Corp. Ltd.	79,746	75,041
Petronet LNG Ltd.	26,590	79,622
Power Grid Corp. of India Ltd.	63,230	139,518
Reliance Industries Ltd.	30,771	933,896
Shriram Transport Finance Co. Ltd.	7,471	63,090
Tata Consultancy Services Ltd.	13,382	453,366
UltraTech Cement Ltd.	3,528	194,128
United Spirits Ltd.*	18,727	131,489
UPL Ltd.	21,547	147,987
		22,682,774
Indonesia — 0.2%
Astra International Tbk PT	325,400	97,944
Bank Central Asia Tbk PT	2,506,100	4,572,355
Bank Rakyat Indonesia Persero Tbk PT	5,604,500	1,149,579
Telekomunikasi Indonesia Persero Tbk PT	1,091,000	188,000
Unilever Indonesia Tbk PT	708,000	386,036
		6,393,914
Ireland — 0.1%
Ryanair Holdings PLC, ADR*	31,565	2,580,754
Italy — 0.1%
Enel SpA	126,596	1,098,644
Falck Renewables SpA	46,648	294,992
Intesa Sanpaolo SpA*	343,660	645,202
Nexi SpA, 144A*	22,996	461,690
Poste Italiane SpA, 144A	30,673	272,198
		2,772,726
Japan — 0.6%
Keyence Corp.	10,800	5,032,956
Nippon Telegraph & Telephone Corp.	19,700	401,549
SMC Corp.	6,600	3,662,548
Sony Corp.	65,800	5,026,215
Toyota Motor Corp.	51,800	3,416,063
		17,539,331
Macau — 0.0%
Sands China Ltd.	239,200	931,446
Malaysia — 0.0%
CIMB Group Holdings Bhd	76,600	56,955
Petronas Chemicals Group Bhd	81,900	111,133
Public Bank Bhd	67,700	255,821
Tenaga Nasional Bhd	45,100	114,270
Top Glove Corp. Bhd	26,700	53,618
		591,797
Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	501,624	313,295
Fomento Economico Mexicano SAB de CV, ADR	12,706	713,950

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Mexico (cont’d.)
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)*	8,779	$101,879
Grupo Financiero Banorte SAB de CV (Class O Stock)*	225,004	777,336
Grupo Mexico SAB de CV (Class B Stock)	58,623	149,212
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	74,945	118,426
Wal-Mart de Mexico SAB de CV	545,621	1,305,601
		3,479,699
Netherlands — 1.0%
Adyen NV, 144A*	213	392,413
Akzo Nobel NV	50,193	5,089,946
ASM International NV	6,676	958,584
ASML Holding NV, (BATE)	29,845	11,006,956
ASML Holding NV, (XNGS)	2,997	1,106,702
ASR Nederland NV	13,012	438,914
BE Semiconductor Industries NV	8,929	382,252
Euronext NV, 144A	2,665	333,836
ING Groep NV*	175,010	1,243,216
Koninklijke Ahold Delhaize NV	27,628	818,387
NXP Semiconductors NV	69,252	8,643,342
Shop Apotheke Europe NV, 144A*	2,210	388,062
		30,802,610
Norway — 0.0%
Kongsberg Gruppen ASA	17,001	254,878
Scatec Solar ASA, 144A	19,521	451,395
		706,273
Peru — 0.1%
Credicorp Ltd.	19,719	2,444,959
Philippines — 0.0%
Ayala Corp.	5,180	73,918
Ayala Land, Inc.	122,300	75,076
International Container Terminal Services, Inc.	29,080	65,789
		214,783
Poland — 0.0%
CD Projekt SA*	1,811	196,112
Dino Polska SA, 144A*	2,184	128,952
		325,064
Qatar — 0.0%
Qatar National Bank QPSC	38,564	193,008
Russia — 0.1%
Alrosa PJSC	157,401	149,412
Gazprom PJSC, ADR	37,479	163,409
LUKOIL PJSC, ADR(a)	5,939	340,958
Magnitogorsk Iron & Steel Works PJSC	140,315	69,655
MMC Norilsk Nickel PJSC, ADR	5,754	138,919
Moscow Exchange MICEX-RTS PJSC	95,496	180,360
Novolipetsk Steel PJSC	29,916	66,082
Sberbank of Russia PJSC, ADR*	103,917	1,212,711
Severstal PAO, GDR	12,168	154,702
	Shares	Value
Common Stocks (continued)
Russia (cont’d.)
Tatneft PJSC, ADR*(a)	4,802	$169,419
X5 Retail Group NV, GDR	4,859	180,163
		2,825,790
Saudi Arabia — 0.0%
Al Rajhi Bank	20,866	366,148
Alinma Bank*	34,381	150,015
Almarai Co. JSC	10,641	150,365
National Commercial Bank	17,308	171,950
Saudi Basic Industries Corp.	8,328	196,765
Saudi Telecom Co.	4,760	127,682
Savola Group (The)	6,587	84,393
		1,247,318
Singapore — 0.0%
BOC Aviation Ltd., 144A	7,200	49,429
South Africa — 0.1%
Absa Group Ltd.	23,168	123,447
Bid Corp. Ltd.	26,633	409,658
Bidvest Group Ltd. (The)	27,079	223,018
Capitec Bank Holdings Ltd.	12,691	785,514
Clicks Group Ltd.	10,321	136,480
FirstRand Ltd.	88,155	217,025
Gold Fields Ltd., ADR	4,393	53,990
Impala Platinum Holdings Ltd.	11,014	95,310
Mr. Price Group Ltd.	19,050	150,195
MTN Group Ltd.	27,979	94,018
Naspers Ltd. (Class N Stock)*	4,267	755,813
Pick’n Pay Stores Ltd.	21,257	59,612
Sanlam Ltd.	128,568	398,824
SPAR Group Ltd. (The)	12,827	145,470
Vodacom Group Ltd.	13,115	96,362
		3,744,736
South Korea — 0.9%
BGF retail Co. Ltd.	416	43,982
Celltrion, Inc.*	443	97,342
Hana Financial Group, Inc.	7,578	182,240
Hankook Tire & Technology Co. Ltd.	4,296	115,515
Hanon Systems	8,678	91,661
Hyundai Glovis Co. Ltd.	646	79,413
Hyundai Mobis Co. Ltd.	1,342	263,697
Hyundai Motor Co.	1,952	297,210
Kia Motors Corp.	7,020	281,421
KIWOOM Securities Co. Ltd.	822	70,281
KT&G Corp.	2,543	178,757
LG Chem Ltd.	732	409,048
LG Household & Health Care Ltd.	937	1,160,781
Lotte Chemical Corp.	711	119,253
Mando Corp.	3,033	92,497
NAVER Corp.	8,270	2,097,764
NCSoft Corp.	348	239,983
POSCO	1,474	246,091
Samsung Electronics Co. Ltd.	152,532	7,583,380
Samsung Electronics Co. Ltd., GDR	8,947	11,330,768
Samsung Fire & Marine Insurance Co. Ltd.	1,309	203,237

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Samsung SDI Co. Ltd.	465	$172,474
Shinhan Financial Group Co. Ltd.	7,686	180,403
SK Holdings Co. Ltd.	475	80,472
SK Hynix, Inc.	6,996	501,404
SK Innovation Co. Ltd.	1,317	156,176
SK Telecom Co. Ltd.	608	123,844
S-Oil Corp.	2,702	118,656
		26,517,750
Spain — 0.4%
Cellnex Telecom SA, 144A	48,140	2,930,563
Endesa SA	19,497	520,856
Iberdrola SA	591,510	7,260,156
Industria de Diseno Textil SA	62,913	1,751,677
		12,463,252
Sweden — 0.6%
Atlas Copco AB (Class A Stock)	89,869	4,286,664
Embracer Group AB*	21,925	408,215
Evolution Gaming Group AB, 144A	3,762	249,657
Recipharm AB (Class B Stock)*	20,280	352,552
Sinch AB, 144A*	3,102	253,973
SKF AB (Class B Stock)	210,887	4,346,645
Stillfront Group AB*	2,131	267,873
Svenska Handelsbanken AB (Class A Stock)*	401,360	3,361,005
Swedish Match AB	6,339	518,037
Volvo AB (Class B Stock)*	120,204	2,317,311
		16,361,932
Switzerland — 1.6%
ALSO Holding AG*	1,568	414,475
Credit Suisse Group AG	62,359	624,576
LafargeHolcim Ltd.*	121,261	5,515,859
Logitech International SA	4,998	385,463
Lonza Group AG	6,242	3,844,453
Nestle SA	147,405	17,502,330
Novartis AG	20,627	1,788,175
Roche Holding AG	23,754	8,136,819
Schindler Holding AG, (Part. Cert.)	1,990	542,628
SGS SA	1,447	3,871,980
Sonova Holding AG*	2,580	650,770
Swissquote Group Holding SA	4,025	327,247
Zur Rose Group AG*	1,938	462,658
Zurich Insurance Group AG	12,697	4,419,940
		48,487,373
Taiwan — 1.4%
Accton Technology Corp.	15,000	115,945
Advantech Co. Ltd.	18,496	186,915
ASE Technology Holding Co. Ltd.	74,000	152,204
Catcher Technology Co. Ltd.	23,000	145,300
Chailease Holding Co. Ltd.	48,648	221,247
CTBC Financial Holding Co. Ltd.	95,000	60,571
Delta Electronics, Inc.	251,000	1,648,669
E.Sun Financial Holding Co. Ltd.	266,703	236,811
Eclat Textile Co. Ltd.	12,000	149,866
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Feng TAY Enterprise Co. Ltd.	12,000	$72,396
Formosa Petrochemical Corp.	51,000	141,488
Formosa Plastics Corp.	50,000	136,355
Fubon Financial Holding Co. Ltd.	152,000	221,147
Global Unichip Corp.	6,000	54,435
Globalwafers Co. Ltd.	6,000	80,251
Hiwin Technologies Corp.	17,510	173,922
Hon Hai Precision Industry Co. Ltd.	24,000	64,506
Inventec Corp.	66,000	51,400
Largan Precision Co. Ltd.	6,000	703,373
MediaTek, Inc.	10,000	211,636
Nanya Technology Corp.	39,000	78,194
President Chain Store Corp.	132,000	1,201,178
Realtek Semiconductor Corp.	16,000	205,554
Sea Ltd., ADR*(a)	47,138	7,261,137
Taiwan Semiconductor Manufacturing Co. Ltd.	585,000	8,838,009
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	225,013	18,241,804
Uni-President Enterprises Corp.	95,000	205,178
Vanguard International Semiconductor Corp.	44,000	147,090
Yuanta Financial Holding Co. Ltd.	257,920	159,347
		41,165,928
Tanzania — 0.0%
AngloGold Ashanti Ltd., ADR	4,826	127,310
Thailand — 0.1%
Airports of Thailand PCL, NVDR	83,000	148,777
Kasikornbank PCL, NVDR	37,100	90,787
Minor International PCL, NVDR*	119,600	76,030
PTT Exploration & Production PCL	48,100	120,150
PTT PCL, NVDR	111,900	113,933
Siam Cement PCL (The)	65,700	668,483
Thai Oil PCL	88,900	89,857
		1,308,017
Turkey — 0.0%
BIM Birlesik Magazalar A/S	17,196	155,279
Eregli Demir ve Celik Fabrikalari TAS	1	1
KOC Holding A/S	94,261	179,318
		334,598
United Arab Emirates — 0.0%
Emaar Properties PJSC*	90,055	68,542
United Kingdom — 2.0%
BP PLC	1,280,651	3,723,283
Diageo PLC	265,031	9,091,123
Dialog Semiconductor PLC*	10,701	466,854
GlaxoSmithKline PLC	282,228	5,280,047
InterContinental Hotels Group PLC*	66,290	3,491,738
Legal & General Group PLC	1,522,561	3,678,749
Linde PLC, (BATE)	26,592	6,284,941
Linde PLC, (NYSE)	14,865	3,539,802
London Stock Exchange Group PLC	34,733	3,973,669
Persimmon PLC	125,761	4,001,486
Reckitt Benckiser Group PLC	27,032	2,640,781

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
RELX PLC	193,559	$4,308,924
Taylor Wimpey PLC	1,805,570	2,520,683
Unilever PLC	124,133	7,641,231
		60,643,311
United States — 34.8%
AbbVie, Inc.	103,613	9,075,463
Acadia Realty Trust, REIT	8,813	92,537
Advanced Micro Devices, Inc.*	62,019	5,084,938
Air Products & Chemicals, Inc.(u)	11,008	3,278,843
Alexander’s, Inc., REIT	276	67,681
Alexandria Real Estate Equities, Inc., REIT	12,224	1,955,840
Alexion Pharmaceuticals, Inc.*	22,891	2,619,417
Alleghany Corp.	2,431	1,265,214
Alnylam Pharmaceuticals, Inc.*	6,901	1,004,786
Alphabet, Inc. (Class A Stock)*(u)	3,180	4,660,608
Alphabet, Inc. (Class C Stock)*	12,610	18,531,656
Altice USA, Inc. (Class A Stock)*(u)	110,057	2,861,482
Altria Group, Inc.	30,798	1,190,035
Amazon.com, Inc.*	12,232	38,515,265
American Assets Trust, Inc., REIT	6,129	147,648
American Campus Communities, Inc., REIT	36,962	1,290,713
American Electric Power Co., Inc.	33,015	2,698,316
American Express Co.	21,159	2,121,190
American Homes 4 Rent (Class A Stock), REIT	78,790	2,243,939
American International Group, Inc.	32,372	891,201
Ameriprise Financial, Inc.	6,363	980,602
AmerisourceBergen Corp.	15,543	1,506,428
AMETEK, Inc.	14,854	1,476,488
Amgen, Inc.	25,037	6,363,404
Amphenol Corp. (Class A Stock)	11,883	1,286,572
Analog Devices, Inc.	66,749	7,792,278
Apartment Investment & Management Co. (Class A Stock), REIT(a)	15,188	512,139
Apple Hospitality REIT, Inc., REIT	22,775	218,868
Apple, Inc.	294,900	34,152,369
AptarGroup, Inc.	20,709	2,344,259
Arrow Electronics, Inc.*	15,411	1,212,229
Aspen Technology, Inc.*	14,131	1,788,843
Atmos Energy Corp.	14,285	1,365,503
AutoZone, Inc.*	2,142	2,522,505
AvalonBay Communities, Inc., REIT	14,360	2,144,522
Avaya Holdings Corp.*	3,587	54,522
Axalta Coating Systems Ltd.*	44,300	982,131
Ball Corp.	18,514	1,538,884
Bank of America Corp.	299,185	7,207,367
Baxter International, Inc.	7,638	614,248
Berkshire Hathaway, Inc. (Class B Stock)*	27,593	5,875,653
Best Buy Co., Inc.	69,830	7,771,381
Beyond Meat, Inc.*	16,950	2,814,717
Biogen, Inc.*	1,221	346,373
BJ’s Wholesale Club Holdings, Inc.*	50,660	2,104,923
Black Knight, Inc.*	12,990	1,130,780
BlackRock, Inc.	10,260	5,782,023
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Blackstone Group, Inc. (The) (Class A Stock)	24,816	$1,295,395
Booking Holdings, Inc.*	4,350	7,441,458
Booz Allen Hamilton Holding Corp.	34,018	2,822,814
Boston Properties, Inc., REIT	20,735	1,665,021
Boston Scientific Corp.*	215,885	8,248,966
Braemar Hotels & Resorts, Inc., REIT	2,884	7,210
Brandywine Realty Trust, REIT	17,403	179,947
Bright Horizons Family Solutions, Inc.*	13,830	2,102,713
Bristol-Myers Squibb Co.	174,260	10,506,135
Brixmor Property Group, Inc., REIT	115,640	1,351,832
Broadridge Financial Solutions, Inc.	13,310	1,756,920
Brunswick Corp.	28,219	1,662,381
Cabot Microelectronics Corp.	12,076	1,724,574
Cabot Oil & Gas Corp.	45,871	796,321
Cadence Design Systems, Inc.*	13,322	1,420,525
Camden Property Trust, REIT	9,937	884,194
Capital One Financial Corp.	87,983	6,322,458
Carlisle Cos., Inc.	9,683	1,184,909
CarMax, Inc.*	20,779	1,909,798
Carter’s, Inc.	10,426	902,683
Casey’s General Stores, Inc.	5,770	1,025,041
Catalent, Inc.*	54,012	4,626,668
CBRE Group, Inc. (Class A Stock)*	36,391	1,709,285
Centene Corp.*	28,360	1,654,239
Ceridian HCM Holding, Inc.*	15,190	1,255,454
Charles Schwab Corp. (The)	117,796	4,267,749
Charter Communications, Inc. (Class A Stock)*(u)	20,194	12,607,922
Chatham Lodging Trust, REIT	4,807	36,629
Chemed Corp.	2,330	1,119,216
Chevron Corp.	52,306	3,766,032
Chewy, Inc. (Class A Stock)*(a)	23,070	1,264,928
Chubb Ltd.	40,631	4,718,072
Cigna Corp.(u)	73,170	12,395,730
Cisco Systems, Inc.	36,098	1,421,900
Citigroup, Inc.	98,735	4,256,466
Citizens Financial Group, Inc.	76,265	1,927,979
Claire’s Private Placement*^	313	172,150
Clear Channel Outdoor Holdings, Inc.*	23,551	23,551
CMS Energy Corp.	13,092	803,980
CNA Financial Corp.	14,059	421,629
Coca-Cola Co. (The)	156,003	7,701,868
Cognex Corp.	20,780	1,352,778
Columbia Property Trust, Inc., REIT	11,678	127,407
Columbia Sportswear Co.	14,880	1,294,262
Comcast Corp. (Class A Stock)	138,789	6,420,379
Commerce Bancshares, Inc.(a)	26,551	1,494,556
CommScope Holding Co., Inc.*	125,161	1,126,449
Concordia Private Placement*	6,340	31,922
ConocoPhillips	71,179	2,337,518
Constellation Brands, Inc. (Class A Stock)	24,728	4,686,203
Copart, Inc.*	14,792	1,555,527
CoreLogic, Inc.	12,851	869,627
CoreSite Realty Corp., REIT	4,296	510,708
Corporate Office Properties Trust, REIT	11,446	271,499
Coty, Inc. (Class A Stock)(a)	113,640	306,828

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Cousins Properties, Inc., REIT	15,158	$433,367
Crowdstrike Holdings, Inc. (Class A Stock)*	14,611	2,006,383
Crown Holdings, Inc.*	38,253	2,940,126
CubeSmart, REIT	66,067	2,134,625
Cullen/Frost Bankers, Inc.	4,310	275,625
Cushman & Wakefield PLC*(a)	95,970	1,008,645
CyrusOne, Inc., REIT	11,924	835,038
Denbury, Inc.*	6,560	115,456
DexCom, Inc.*	4,729	1,949,436
Diamondback Energy, Inc.	9,653	290,748
DiamondRock Hospitality Co., REIT	20,356	103,205
Digital Realty Trust, Inc., REIT(a)	27,444	4,027,681
Discovery, Inc. (Class A Stock)*(a)	80,613	1,754,945
Discovery, Inc. (Class C Stock)*	58,925	1,154,930
DISH Network Corp. (Class A Stock)*	43,256	1,255,722
Diversified Healthcare Trust, REIT	24,277	85,455
Douglas Dynamics, Inc.	18,530	633,726
Douglas Emmett, Inc., REIT	17,893	449,114
Dover Corp.	24,577	2,662,672
Duke Energy Corp.	12,288	1,088,225
Duke Realty Corp., REIT	37,807	1,395,078
Dunkin’ Brands Group, Inc.	12,410	1,016,503
Easterly Government Properties, Inc., REIT	8,130	182,193
EastGroup Properties, Inc., REIT	24,169	3,125,777
Eastman Chemical Co.	71,736	5,604,016
Eaton Corp. PLC	25,907	2,643,291
Eaton Vance Corp.	27,984	1,067,590
Edison International	19,301	981,263
Eli Lilly & Co.	36,925	5,465,638
Empire State Realty Trust, Inc. (Class A Stock), REIT	10,956	67,051
Encompass Health Corp.	27,663	1,797,542
Energizer Holdings, Inc.(a)	40,375	1,580,278
Enphase Energy, Inc.*(a)	23,765	1,962,751
Entegris, Inc.	26,801	1,992,386
Entergy Corp.	11,170	1,100,580
EPAM Systems, Inc.*	3,953	1,277,926
EQT Corp.	65,760	850,277
Equinix, Inc., REIT	9,035	6,867,775
Equitrans Midstream Corp.	120,330	1,017,992
Equity Commonwealth, REIT	12,398	330,159
Equity LifeStyle Properties, Inc., REIT	18,585	1,139,261
Equity Residential, REIT	35,697	1,832,327
Essex Property Trust, Inc., REIT	6,653	1,335,856
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,000	2,400,750
Exact Sciences Corp.*(a)	18,585	1,894,741
Exelixis, Inc.*	58,439	1,428,834
Extra Space Storage, Inc., REIT	13,169	1,408,951
Facebook, Inc. (Class A Stock)*	14,742	3,860,930
FactSet Research Systems, Inc.	3,702	1,239,726
Federal Realty Investment Trust, REIT	19,745	1,450,073
Ferguson PLC	41,398	4,172,042
Fidelity National Information Services, Inc.(u)	417	61,387
Fifth Third Bancorp	47,669	1,016,303
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
First Hawaiian, Inc.	59,200	$856,624
First Horizon National Corp.	143,738	1,355,449
First Industrial Realty Trust, Inc., REIT	12,979	516,564
First Republic Bank	20,231	2,206,393
Fiserv, Inc.*(u)	44,406	4,576,038
FleetCor Technologies, Inc.*	14,650	3,488,165
Focus Financial Partners, Inc. (Class A Stock)*	32,720	1,072,889
Fortune Brands Home & Security, Inc.	44,636	3,861,907
Franklin Street Properties Corp., REIT	10,293	37,672
FTI Consulting, Inc.*	17,084	1,810,391
Garmin Ltd.	21,544	2,043,664
Generac Holdings, Inc.*	24,899	4,821,442
General Dynamics Corp.	11,366	1,573,395
Global Payments, Inc.	15,397	2,734,199
Goodman Networks, Inc.*^	1,490	—
GoodRx Holdings, Inc. (Class A Stock)*	7,086	393,982
Graphic Packaging Holding Co.	104,936	1,478,548
Guidewire Software, Inc.*	13,668	1,425,162
Hartford Financial Services Group, Inc. (The)	36,157	1,332,747
HCA Healthcare, Inc.	6,406	798,700
Healthcare Realty Trust, Inc., REIT	13,880	418,066
Healthcare Trust of America, Inc. (Class A Stock), REIT(a)	22,297	579,722
Healthpeak Properties, Inc., REIT	54,923	1,491,159
Hersha Hospitality Trust, REIT	3,963	21,955
Highwoods Properties, Inc., REIT	10,600	355,842
Home Depot, Inc. (The)	21,274	5,908,003
Honeywell International, Inc.	47,040	7,743,254
Horizon Therapeutics PLC*	19,562	1,519,576
Host Hotels & Resorts, Inc., REIT	71,955	776,394
Hudson Pacific Properties, Inc., REIT	14,551	319,103
Huntington Bancshares, Inc.	39,595	363,086
IAA, Inc.*	31,463	1,638,278
ICU Medical, Inc.*	6,032	1,102,408
IDEX Corp.	9,750	1,778,498
IDEXX Laboratories, Inc.*	5,350	2,103,139
iHeartMedia, Inc. (Class A Stock)*	926	7,519
IHS Markit Ltd.	20,264	1,590,927
Illinois Tool Works, Inc.	5,723	1,105,741
Industrial Logistics Properties Trust, REIT	6,653	145,501
Ingersoll Rand, Inc.*	34,842	1,240,375
Insulet Corp.*	4,426	1,047,147
Intuitive Surgical, Inc.*	4,774	3,387,344
Invesco Ltd.(a)	60,066	685,353
Investors Real Estate Trust, REIT	1,309	85,308
Invitation Homes, Inc., REIT	57,189	1,600,720
ITT, Inc.	20,526	1,212,060
Jazz Pharmaceuticals PLC*	10,321	1,471,671
JBG SMITH Properties, REIT	11,739	313,901
Johnson & Johnson	25,918	3,858,672
KB Home	22,408	860,243
Keurig Dr. Pepper, Inc.(a)	36,613	1,010,519
KeyCorp	77,847	928,715
Keysight Technologies, Inc.*	19,472	1,923,444
Kilroy Realty Corp., REIT	10,224	531,239

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Kimco Realty Corp., REIT	138,597	$1,560,602
Kinder Morgan, Inc.	140,026	1,726,521
Kinsale Capital Group, Inc.	10,884	2,069,919
Kite Realty Group Trust, REIT	8,592	99,495
Knight-Swift Transportation Holdings, Inc.	27,967	1,138,257
Kohl’s Corp.	33,226	615,678
Lam Research Corp.	7,666	2,543,195
Lamb Weston Holdings, Inc.	26,720	1,770,734
Landstar System, Inc.	10,404	1,305,598
Las Vegas Sands Corp.	56,682	2,644,782
Lazard Ltd. (Class A Stock)	41,000	1,355,050
Leidos Holdings, Inc.	18,062	1,610,227
Lennox International, Inc.	6,025	1,642,475
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	40,470	1,342,390
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	58,065	1,920,790
Life Storage, Inc., REIT	4,787	503,927
Lincoln Electric Holdings, Inc.	19,309	1,777,200
LKQ Corp.*	41,430	1,148,854
Loews Corp.	112,370	3,904,857
Lowe’s Cos., Inc.	27,124	4,498,787
LPL Financial Holdings, Inc.	15,870	1,216,753
Lyft, Inc. (Class A Stock)*(a)	95,457	2,629,840
M&T Bank Corp.	17,807	1,639,847
Macerich Co. (The), REIT(a)	10,522	71,444
Mack-Cali Realty Corp., REIT	8,700	109,794
Marathon Petroleum Corp.	51,475	1,510,277
Marsh & McLennan Cos., Inc.	8,653	992,499
Martin Marietta Materials, Inc.	11,603	2,730,882
Mastercard, Inc. (Class A Stock)(u)	45,494	15,384,706
Maxim Integrated Products, Inc.	20,700	1,399,527
McDonald’s Corp.	9,539	2,093,715
McKesson Corp.(u)	14,868	2,214,291
Medtronic PLC	20,006	2,079,024
Merck & Co., Inc.	20,904	1,733,987
Mettler-Toledo International, Inc.*	2,309	2,229,917
Microchip Technology, Inc.	11,925	1,225,413
Microsoft Corp.	197,998	41,644,919
Mid-America Apartment Communities, Inc., REIT	42,074	4,878,480
Middleby Corp. (The)*	11,340	1,017,311
Moelis & Co. (Class A Stock)(a)	32,728	1,150,062
Mohawk Industries, Inc.*	11,015	1,074,954
Molina Healthcare, Inc.*	13,960	2,555,238
MongoDB, Inc.*(a)	5,669	1,312,430
Monmouth Real Estate Investment Corp., REIT	9,996	138,445
Monolithic Power Systems, Inc.	3,480	973,043
Morgan Stanley	162,525	7,858,084
Morningstar, Inc.	10,890	1,749,043
MSA Safety, Inc.(a)	14,080	1,889,114
Murphy USA, Inc.*	10,169	1,304,378
MYT Holding LLC (Class B Stock)*^	92,344	85,418
National Health Investors, Inc., REIT	4,555	274,530
National Retail Properties, Inc., REIT	48,187	1,662,933
National Storage Affiliates Trust, REIT	6,527	213,498
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
National Vision Holdings, Inc.*(a)	22,060	$843,574
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	341	28,093
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	177	14,603
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	783	64,598
Netflix, Inc.*	24,680	12,340,740
New York Times Co. (The) (Class A Stock)	30,717	1,314,380
Newell Brands, Inc.	72,882	1,250,655
NexPoint Residential Trust, Inc., REIT	2,306	102,271
Nexstar Media Group, Inc. (Class A Stock)	17,995	1,618,290
NextEra Energy, Inc.(u)	47,747	13,252,657
NIKE, Inc. (Class B Stock)	22,219	2,789,373
Nordson Corp.	12,227	2,345,383
Nordstrom, Inc.(a)	40,477	482,486
Norfolk Southern Corp.	55,020	11,773,730
Northern Trust Corp.	18,988	1,480,494
Northrop Grumman Corp.	7,207	2,273,736
NorthWestern Corp.	9,742	473,851
NVIDIA Corp.(u)	18,555	10,042,337
Office Properties Income Trust, REIT	4,920	101,942
Okta, Inc.*	1,169	249,991
Old Dominion Freight Line, Inc.	9,954	1,800,878
Omega Healthcare Investors, Inc., REIT	23,157	693,321
O’Reilly Automotive, Inc.*	21,224	9,785,962
Otis Worldwide Corp.	10,263	640,616
Outfront Media, Inc., REIT	96,242	1,400,321
Packaging Corp. of America	16,996	1,853,414
Pactiv Evergreen, Inc.*(a)	29,970	380,619
Paramount Group, Inc., REIT	17,874	126,548
Patrick Industries, Inc.	10,440	600,509
Paylocity Holding Corp.*	4,751	766,906
PayPal Holdings, Inc.*	45,572	8,979,051
Pebblebrook Hotel Trust, REIT	13,352	167,301
Penn Virginia Corp.*	229	2,256
Penn Virginia Corp., NPV*	123	1,212
Performance Food Group Co.*	61,565	2,131,380
Pfizer, Inc.	81,241	2,981,545
Philip Morris International, Inc.	18,898	1,417,161
Phillips 66	28,146	1,459,089
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	11,186	151,794
Pioneer Natural Resources Co.	35,307	3,036,049
Planet Fitness, Inc. (Class A Stock)*	12,980	799,828
PNC Financial Services Group, Inc. (The)	37,625	4,135,364
Pool Corp.	10,617	3,551,811
Portland General Electric Co.	21,253	754,482

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Post Holdings, Inc.*	20,972	$1,803,592
Premier, Inc. (Class A Stock)	26,390	866,384
Procter & Gamble Co. (The)	25,517	3,546,608
Progressive Corp. (The)	38,756	3,669,031
Prologis, Inc., REIT	159,631	16,062,071
PS Business Parks, Inc., REIT	2,075	253,959
PTC, Inc.*	8,020	663,414
Public Storage, REIT	26,222	5,840,164
Q2 Holdings, Inc.*	18,406	1,679,732
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	3,823	240,925
QUALCOMM, Inc.	36,544	4,300,498
Quest Diagnostics, Inc.	4,252	486,811
Ralph Lauren Corp.	14,486	984,613
Rayonier, Inc., REIT	57,698	1,525,535
Raytheon Technologies Corp.	34,352	1,976,614
RBC Bearings, Inc.*	13,234	1,604,093
RealPage, Inc.*	16,990	979,304
Regency Centers Corp., REIT	16,268	618,509
Regeneron Pharmaceuticals, Inc.*	6,916	3,871,438
Retail Opportunity Investments Corp., REIT	12,032	125,313
Retail Properties of America, Inc. (Class A Stock), REIT	21,859	127,001
Retail Value, Inc., REIT	1,659	20,854
Rexford Industrial Realty, Inc., REIT	11,746	537,497
Reynolds Consumer Products, Inc.	30,210	925,030
RingCentral, Inc. (Class A Stock)*	2,291	629,132
RLI Corp.	24,002	2,009,687
RLJ Lodging Trust, REIT	16,844	145,869
Rocket Cos., Inc. (Class A Stock)*(a)	41,997	837,000
Ross Stores, Inc.	8,154	760,931
Royalty Pharma PLC (Class A Stock)	29,685	1,248,848
RPT Realty, REIT	8,249	44,875
Ryman Hospitality Properties, Inc., REIT	5,609	206,411
S&P Global, Inc.	5,599	2,018,999
Sabra Health Care REIT, Inc., REIT	20,973	289,113
SAL TopCo LLC*^	7,526	1
salesforce.com, Inc.*	31,768	7,983,934
Saul Centers, Inc., REIT	1,326	35,245
Service Properties Trust, REIT	16,793	133,504
ServiceNow, Inc.*	4,740	2,298,900
ServisFirst Bancshares, Inc.(a)	31,510	1,072,285
Sherwin-Williams Co. (The)	3,369	2,347,317
Signature Bank	13,455	1,116,630
Simon Property Group, Inc., REIT	31,209	2,018,598
SITE Centers Corp., REIT	16,360	117,792
SL Green Realty Corp., REIT(a)	7,025	325,749
Snap-on, Inc.	8,330	1,225,593
Snowflake, Inc. (Class A Stock)*(a)	2,812	705,812
SolarEdge Technologies, Inc.*	9,064	2,160,404
Southwest Airlines Co.	22,729	852,338
Splunk, Inc.*	11,496	2,162,742
Spotify Technology SA*	5,622	1,363,729
SS&C Technologies Holdings, Inc.	45,950	2,780,894
STAG Industrial, Inc., REIT	15,216	463,936
Stanley Black & Decker, Inc.	48,478	7,863,132
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
State Street Corp.	38,214	$2,267,237
StepStone Group, Inc. (Class A Stock)*	14,530	386,643
STERIS PLC	7,550	1,330,235
Summit Hotel Properties, Inc., REIT	10,810	55,996
Sun Communities, Inc., REIT	10,026	1,409,756
Sunstone Hotel Investors, Inc., REIT	22,000	174,680
SVB Financial Group*	8,984	2,161,730
Syneos Health, Inc.*	26,340	1,400,234
Synopsys, Inc.*	9,088	1,944,650
Sysco Corp.	15,858	986,685
T. Rowe Price Group, Inc.	12,127	1,554,924
Take-Two Interactive Software, Inc.*	9,720	1,605,938
Tanger Factory Outlet Centers, Inc., REIT	9,537	57,508
Taubman Centers, Inc., REIT	5,919	197,044
Teladoc Health, Inc.*(a)	5,618	1,231,690
Terreno Realty Corp., REIT	6,622	362,621
Tesla, Inc.*(u)	41,688	17,884,569
Texas Instruments, Inc.	62,507	8,925,375
Thermo Fisher Scientific, Inc.	16,203	7,153,949
Thor Industries, Inc.(a)	26,485	2,522,961
T-Mobile US, Inc.*	13,987	1,599,553
Toll Brothers, Inc.	18,833	916,414
Toro Co. (The)	40,073	3,364,128
Tractor Supply Co.	20,255	2,903,352
Trade Desk, Inc. (The) (Class A Stock)*(a)	5,259	2,728,264
Trane Technologies PLC	65,450	7,935,812
TransUnion	18,290	1,538,738
Travelers Cos., Inc. (The)	28,998	3,137,294
Truist Financial Corp.	178,568	6,794,512
Tyler Technologies, Inc.*	5,296	1,845,974
U.S. Bancorp	50,621	1,814,763
Uber Technologies, Inc.*(a)(u)	69,778	2,545,501
UDR, Inc., REIT	30,105	981,724
Union Pacific Corp.	6,208	1,222,169
UnitedHealth Group, Inc.(u)	57,880	18,045,248
Universal Health Realty Income Trust, REIT	1,324	75,455
Urban Edge Properties, REIT	11,907	115,736
Urstadt Biddle Properties, Inc. (Class A Stock), REIT	4,060	37,352
Vail Resorts, Inc.	5,327	1,139,818
Ventas, Inc., REIT	38,065	1,597,207
Verizon Communications, Inc.	72,455	4,310,348
Vertex Pharmaceuticals, Inc.*	9,382	2,553,030
ViacomCBS, Inc. (Class B Stock)(a)	44,795	1,254,708
Visa, Inc. (Class A Stock)	289	57,791
Vistra Corp.	6,972	131,492
Vornado Realty Trust, REIT(a)	17,747	598,251
Walgreens Boots Alliance, Inc.	37,200	1,336,224
Washington Prime Group, Inc., REIT(a)	19,179	12,416
Washington Real Estate Investment Trust, REIT	8,402	169,132
Waste Connections, Inc.	44,590	4,628,442
Weingarten Realty Investors, REIT	13,070	221,667
Wells Fargo & Co.	141,645	3,330,074
Welltower, Inc., REIT	42,576	2,345,512

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Wendy’s Co. (The)	43,720	$974,737
West Pharmaceutical Services, Inc.	9,154	2,516,435
Western Alliance Bancorp	33,616	1,062,938
Westrock Co.	41,826	1,453,035
WEX, Inc.*	10,783	1,498,514
Weyerhaeuser Co., REIT	50,452	1,438,891
Whiting Petroleum Corp.*	10,829	187,233
Williams Cos., Inc. (The)	72,062	1,416,018
WillScot Mobile Mini Holdings Corp.*	73,260	1,221,977
Woodward, Inc.	20,330	1,629,653
WP Carey, Inc., REIT	17,743	1,156,134
Xcel Energy, Inc.	78,932	5,447,097
Yum! Brands, Inc.	39,824	3,635,931
Zebra Technologies Corp. (Class A Stock)*	6,367	1,607,413
Zillow Group, Inc. (Class C Stock)*	28,015	2,846,044
Zimmer Biomet Holdings, Inc.	40,439	5,505,365
Zscaler, Inc.*	11,036	1,552,655
		1,042,181,093

Total Common Stocks (cost $1,424,033,792)		1,603,919,835
Preferred Stocks — 0.5%
Brazil — 0.0%
Banco Bradesco SA (PRFC)	34,283	118,979
Gerdau SA (PRFC)	40,047	148,967
Itausa SA (PRFC)	61,780	97,248
Petroleo Brasileiro SA (PRFC)	79,984	280,575
Telefonica Brasil SA (PRFC)	6,838	53,015
		698,784
Germany — 0.1%
Schaeffler AG (PRFC)	62,717	386,983
Volkswagen AG (PRFC)*	17,918	2,877,760
		3,264,743
United States — 0.4%
Becton, Dickinson & Co., Series B, CVT, 6.000%(a)	16,081	846,665
Broadcom, Inc., Series A, CVT, 8.000%(a)	1,995	2,487,266
Bunge Ltd., CVT, 4.875%	7,397	726,755
Claire’s Stores, Inc., CVT*^	224	392,000
Danaher Corp., Series B, CVT, 5.000%(a)	799	1,020,770
Dominion Energy, Inc., Series A, CVT, 7.250%	2,762	281,061
Goodman Networks, Inc.*^	1,772	18
International Flavors & Fragrances, Inc., CVT, 6.000%	9,654	427,672
MYT Holding LLC Series A, 10.000%*^	188,847	181,293
NextEra Energy, Inc., CVT, 6.219%	37,431	1,787,330
Sempra Energy, Series B, CVT, 6.750%(a)	6,859	672,251
Stanley Black & Decker, Inc., Series C, CVT, 5.000%	696	829,036
	Shares	Value

Preferred Stocks (continued)
United States (cont’d.)
Wells Fargo & Co., Series L, CVT, 7.500%	1,054	$1,414,521
		11,066,638

Total Preferred Stocks (cost $14,239,488)		15,030,165

	Units
Rights* — 0.0%
United States
Media General, Inc., CVR, expiring 12/31/22^	58,900	6
Siam Cement PCL (The), expiring 10/05/20^	9,260	—
Vistra Energy Corp., expiring 01/23/27^	14,776	15,515

Total Rights (cost $0)		15,521
Warrants* — 0.0%
Thailand — 0.0%
Minor International PCL, expiring 11/16/20	5,436	1,278
United States — 0.0%
iHeartMedia, Inc., expiring 05/01/39	6,963	56,533
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	—
		56,533

Total Warrants (cost $126,509)		57,811

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.7%
Cayman Islands — 0.1%
Colony American Finance Ltd.,
Series 2016-02, Class A, 144A
2.554%	11/15/48	560	560,453
HERO Funding,
Series 2016-03B, Class B, 144A
5.240%	09/20/42	596	602,581
			1,163,034
United States — 2.6%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	435	437,529
Series 2019-01, Class C, 144A
6.410%	02/20/24	650	637,894
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.170% (Cap N/A, Floor 0.780%)
1.318%(c)	07/25/33	578	574,929

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.198%(c)	12/25/33	62	$61,005
Series 2003-OP01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.500%)
2.398%(c)	12/25/33	558	556,671
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
1.948%(c)	10/25/34	117	119,794
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
1.228%(c)	11/25/34	32	32,824
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	330	333,895
Series 2019-01, Class D, 144A
3.810%	04/14/25	1,767	1,835,948
Series 2019-01, Class E, 144A
4.840%	04/14/25	1,245	1,296,477
Series 2019-02, Class B, 144A
3.050%	05/12/23	215	216,174
Series 2019-03, Class E, 144A
3.800%	09/12/25	401	405,775
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class D
3.620%	03/18/25	585	610,187
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 1.770%)
2.803%(c)	08/25/32	324	323,360
Series 2004-R01, Class M2, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.018%(c)	02/25/34	737	706,222
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W7, Class M9, 144A, 1 Month LIBOR + 4.800% (Cap N/A, Floor 3.200%)
3.957%(c)	05/25/34	202	216,761
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
1.183%(c)	02/25/33	566	562,982
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)
1.648%(c)	07/25/33	25	25,636
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.025% (Cap N/A, Floor 1.350%)
2.173%(c)	10/25/34	88	92,831
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.095%(c)	05/28/44	149	149,499
Series 2006-D, Class 1A5
5.668%	12/28/36	181	195,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175% (Cap N/A, Floor 1.450%)
2.323%(c)	07/25/34	364	$158,827
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755% (Cap N/A, Floor 1.170%)
1.903%(c)	09/25/34	560	559,190
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class B, 1 Month LIBOR + 5.250% (Cap 11.000%, Floor 3.500%)
5.398%(c)	03/25/43	22	22,672
Series 2003-SD02, Class 3A
4.340%(cc)	06/25/43	209	210,956
Series 2004-01, Class M1, 1 Month LIBOR + 0.975% (Cap 11.000%, Floor 0.650%)
1.123%(c)	06/25/34	332	334,196
Series 2004-02, Class M1, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 0.800%)
1.348%(c)	08/25/34	349	345,185
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	854	855,225
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.748%(c)	01/25/34	668	657,202
Series 2004-B, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.898%(c)	03/25/34	499	487,884
Chase Funding Loan Acquisition Trust,
Series 2004-AQ01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 0.730%)
1.243%(c)	05/25/34	414	398,229
Series 2004-OPT01, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)
1.648%(c)	06/25/34	197	195,857
Chase Funding Trust,
Series 2003-06, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.898%(c)	11/25/34	455	454,387
CHEC Loan Trust,
Series 2004-02, Class M3, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.398%(c)	04/25/34	205	204,760
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,615	2,694,361
Series 2019-01A, Class C, 144A
3.820%	08/15/24	630	648,337
Series 2019-01A, Class D, 144A
4.850%	05/15/26	610	619,756
Citifinancial Mortgage Securities, Inc.,
Series 2004-01, Class AF4
5.070%	04/25/34	780	812,454
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	176	175,487

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-A, Class B, 144A
4.360%	10/16/23	126	$125,636
Countrywide Asset-Backed Certificates,
Series 2003-BC06, Class M2, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.150%)
1.873%(c)	10/25/33	15	14,930
Series 2004-ECC02, Class M5, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.250%)
2.023%(c)	10/25/34	46	46,209
Series 2005-12, Class M2, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.490%)
0.638%(c)	02/25/36	918	913,936
Countrywide Asset-Backed Certificates Trust,
Series 2004-05, Class M3, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.150%)
1.873%(c)	07/25/34	241	239,489
Series 2004-06, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.123%(c)	10/25/34	333	325,237
Countrywide Partnership Trust,
Series 2004-EC01, Class M2, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)
1.093%(c)	01/25/35	342	342,945
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	213	213,695
Series 2019-01A, Class B, 144A
3.750%	04/17/28	1,437	1,505,223
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB05, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
2.623%(c)	11/25/33	31	31,072
Series 2004-CB06, Class M3, 1 Month LIBOR + 2.100% (Cap N/A, Floor 1.400%)
2.248%(c)	12/25/33	279	276,326
DT Auto Owner Trust,
Series 2017-01A, Class D, 144A
3.550%	11/15/22	40	40,079
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	1,765	1,950,321
First Franklin Mortgage Loan Trust,
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.018%(c)	10/25/34	279	278,763
FREED ABS Trust,
Series 2018-02, Class B, 144A
4.610%	10/20/25	860	862,681
Fremont Home Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)
1.078%(c)	07/25/34	82	82,226
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	805	833,215
Series 2019-01A, Class D, 144A
4.940%	12/15/25	580	596,236
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-02A, Class B, 144A
3.320%	03/15/24	1,752	$1,803,360
Series 2019-02A, Class D, 144A
4.520%	02/17/26	550	561,841
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	980	995,207
Golden Bear LLC,
Series 2016-R, Class R, 144A
5.650%	09/20/47	732	725,066
GSAMP Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
1.401%(c)	06/20/33	261	259,838
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.548%(c)	02/25/33	233	230,089
Series 2004-NC02, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.198%(c)	10/25/34	159	156,437
Series 2007-SEA01, Class A, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.448%(c)	12/25/36	304	292,660
Home Equity Asset Trust,
Series 2002-01, Class M2, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.400%)
2.048%(c)	11/25/32	927	882,564
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.003%(c)	08/25/34	242	240,070
Series 2004-06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	12/25/34	181	179,510
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
1.348%(c)	11/25/34	776	772,113
Series 2004-C, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
0.988%(c)	03/25/35	877	849,771
Series 2004-C, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	03/25/35	255	233,563
Lendmark Funding Trust,
Series 2018-02A, Class C, 144A
5.260%	04/20/27	2,000	2,060,638
Long Beach Mortgage Loan Trust,
Series 2001-02, Class M1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
0.708%(c)	07/25/31	342	339,293
Series 2003-04, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)
2.773%(c)	08/25/33	16	16,423
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.003%(c)	07/25/34	506	483,185

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2004-05, Class A5, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
0.708%(c)	09/25/34	467	$464,526
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	539	543,924
MASTR Asset-Backed Securities Trust,
Series 2003-NC01, Class M5, 1 Month LIBOR + 6.000% (Cap N/A, Floor 4.000%)
4.318%(c)	04/25/33	87	86,264
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	09/25/34	89	87,447
Series 2005-NC01, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.898%(c)	12/25/34	176	173,169
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.123%(c)	07/25/34	118	114,879
Series 2004-HE01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.500%)
2.398%(c)	04/25/35	530	514,268
Series 2005-NC01, Class M2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
1.228%(c)	10/25/35	302	299,444
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	1,020	1,018,334
Mid-State Capital Trust,
Series 2010-01, Class M, 144A
5.250%	12/15/45	125	129,123
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.003%(c)	01/25/34	99	98,650
Series 2004-HE06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	08/25/34	127	124,268
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	05/25/34	502	496,551
Series 2005-HE01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.928%(c)	12/25/34	232	210,544
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
1.273%(c)	10/25/33	1,380	1,363,959
Series 2003-04, Class M2, 1 Month LIBOR + 2.730% (Cap N/A, Floor 1.820%)
2.878%(c)	10/25/33	175	174,862
Series 2003-B, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
2.623%(c)	11/25/33	103	103,161
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
0.913%(c)	02/25/35	435	$422,348
NovaStar Mortgage Funding Trust,
Series 2003-02, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 1.850%)
2.923%(c)	09/25/33	372	377,961
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.168%(c)	07/25/33	831	827,922
Option One Mortgage Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)
1.723%(c)	05/25/34	348	343,806
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
1.798%(c)	12/25/34	1,107	1,125,984
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH01, Class M4, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
1.393%(c)	01/25/36	473	472,447
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.998%(c)	02/25/23	990	966,254
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	640	651,795
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL02, Class A1, 144A
3.844%	12/27/58	1,756	1,758,966
Series 2019-NPL03, Class A1, 144A
3.105%	07/27/59	2,312	2,313,677
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	160	160,218
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,348	1,359,128
Series 2019-04A, Class A1, 144A
3.351%	11/25/24	1,076	1,078,493
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.975% (Cap 14.000%, Floor 0.650%)
1.123%(c)	11/25/33	226	221,609
Series 2005-RS06, Class M4, 1 Month LIBOR + 0.975% (Cap 14.000%, Floor 0.650%)
1.123%(c)	06/25/35	1,500	1,490,008
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.498%(c)	08/25/36	2,000	1,933,055
Renaissance Home Equity Loan Trust,
Series 2003-02, Class M2A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 2.000%)
3.148%(c)	08/25/33	227	211,713

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,015	$2,134,115
Series 2019-A, Class C, 144A
3.000%	01/26/32	810	849,193
Series 2019-A, Class D, 144A
3.450%	01/26/32	2,610	2,719,804
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%(cc)	07/25/30	58	50,754
Series 2003-02, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)
2.773%(c)	06/25/33	120	123,561
Series 2004-02, Class MV2, 1 Month LIBOR + 1.800% (Cap 10.000%, Floor 1.200%)
1.948%(c)	08/25/35	425	422,831
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	11/25/34	355	351,733
Stanwich Mortgage Loan Trust,
Series 2019-NPB02, Class A1, 144A
3.475%	11/16/24	1,253	1,243,396
Structured Asset Investment Loan Trust,
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
1.273%(c)	07/25/33	445	444,303
Series 2004-08, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)
1.078%(c)	09/25/34	482	471,162
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.618%(c)	07/25/35	135	136,086
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	01/25/37	726	714,941
Vericrest Opportunity Loan Transferee,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	1,696	1,697,435
Series 2019-NPL04, Class A2, 144A
5.438%	08/25/49	510	500,290
Series 2019-NPL07, Class A1A, 144A
3.179%	10/25/49	1,958	1,961,511
Veros Automobile Receivables Trust,
Series 2018-01, Class C, 144A
4.650%	02/15/24	1,000	1,010,861
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.123%(c)	10/25/34	802	781,973
Series 2004-02, Class M8A, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)
4.648%(c)	10/25/34	734	670,909
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Westlake Automobile Receivables Trust,
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,415	$1,471,234
			78,461,085

Total Asset-Backed Securities (cost $77,747,460)			79,624,119
Bank Loans — 0.1%
Canada — 0.0%
Concordia International Corp.,
Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	09/06/24	285	275,343
United States — 0.1%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 2.250%
3.000%(c)	04/06/24	11	10,781
Avaya, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 4.250%
4.401%(c)	12/15/24	90	88,713
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	06/02/25	318	310,918
California Resources Corp.,
Junior Secured Superpriority DIP Term Loan, 1 Month LIBOR + 9.000%
10.000%(c)	01/15/21	691	698,509
Term Loan (11/17), 1 Month LIBOR + 4.750%
5.750%(c)	12/31/22	737	265,356
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.647%(c)	12/18/26	552	422,632
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	12/01/23	38	37,245
Gulf Finance LLC,
Tranche B Term Loan, 1 Month LIBOR + 5.250%
6.250%(c)	08/25/23	171	120,288
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.647%(c)	01/31/25	106	102,104
Moran Foods LLC,
Term Loan
—%(p)	03/12/24	97	96,250
—%(p)	10/01/24^	141	127,242
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	211	207,232
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.660%(c)	11/06/24	152	150,880
PetSmart, Inc.,
Tranche B-2 Loan, 3 Month LIBOR + 4.000%
5.000%(c)	03/11/22	202	201,149
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
3.422%(c)	02/06/23	96	95,163

A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.254%(c)	08/14/24	98	$92,453
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26	112	110,016
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	10/22/25	104	101,009
Viskase Cos., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	01/30/21	93	83,298
Windstream Services LLC,
Term Loan
—%(p)	03/30/21	31	18,480
			3,339,718

Total Bank Loans (cost $4,126,066)			3,615,061
Commercial Mortgage-Backed Securities — 1.3%
United States
BANK,
Series 2019-BN21, Class XA, IO
0.997%(cc)	10/17/52	15,784	1,019,736
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	678,046
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	187,787
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.202%(c)	06/15/35	3,000	2,790,631
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
1.473%(c)	03/15/37	1,500	1,479,814
Commercial Mortgage Trust,
Series 2020-CBM, Class F, 144A
3.754%(cc)	02/10/37	760	608,302
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,222,852
DBGS Mortgage Trust,
Series 2018-05BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.982%(c)	06/15/33	3,000	2,948,670
Fannie Mae-Aces,
Series 2016-M04, Class X2, IO
2.701%(cc)	01/25/39	7,669	518,480
Series 2020-M39, Class 1A1
0.750%	09/25/28	794	783,654
Series 2020-M39, Class X1, IO
2.154%(cc)	07/25/30	2,729	344,544
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
FHLMC Multifamily Mortgage Trust,
Series 2015-K45, Class C, 144A
3.713%(cc)	04/25/48	1,355	$1,416,047
Series 2015-K48, Class B, 144A
3.764%(cc)	08/25/48	1,600	1,735,449
Series 2019-K736, Class C, 144A
3.884%(cc)	07/25/26	475	496,974
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0033, Class X1, IO
0.410%(cc)	07/25/23	35,887	263,738
Series K068, Class X3, IO
2.130%(cc)	10/25/44	14,240	1,715,151
Series K072, Class X3, IO
2.206%(cc)	12/25/45	14,160	1,827,879
Series K086, Class X1, IO
0.386%(cc)	11/25/28	34,407	682,292
Series K088, Class X3, IO
2.424%(cc)	02/25/47	10,043	1,603,775
Series K089, Class X3, IO
2.374%(cc)	01/25/46	8,750	1,364,258
Series K090, Class X1, IO
0.852%(cc)	02/25/29	29,501	1,602,138
Series K090, Class X3, IO
2.389%(cc)	10/25/29	9,440	1,543,144
Series K092, Class X3, IO
2.323%(cc)	05/25/47	1,590	248,528
Series K095, Class X1, IO
1.082%(cc)	06/25/29	13,692	979,452
Series K723, Class X3, IO
1.984%(cc)	10/25/34	10,000	510,813
Series K729, Class X3, IO
2.036%(cc)	11/25/44	12,650	901,524
Series K730, Class X3, IO
2.103%(cc)	02/25/45	11,550	890,102
Series KC04, Class X1, IO
1.405%(cc)	12/25/26	9,389	519,512
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.221%(cc)	03/16/49	5,821	29,736
Series 2013-80, Class IO, IO
0.715%(cc)	03/16/52	7,800	213,704
Series 2014-186, Class IO, IO
0.699%(cc)	08/16/54	8,612	301,901
Series 2015-33, Class IO, IO
0.698%(cc)	02/16/56	8,823	348,658
Series 2015-59, Class IO, IO
0.923%(cc)	06/16/56	1,340	59,235
Series 2015-86, Class IO, IO
0.620%(cc)	05/16/52	4,708	161,235
Series 2017-086, Class IO, IO
0.780%(cc)	05/16/59	2,643	144,919
Series 2017-148, Class IO, IO
0.643%(cc)	07/16/59	3,174	152,046
Series 2017-171, Class IO, IO
0.693%(cc)	09/16/59	2,063	116,915

A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2017-173, Class IO, IO
1.355%(cc)	09/16/57		3,337	$265,409
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39		918	531,430
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.215%(cc)	06/11/42		500	514,660
Velocity Commercial Capital Loan Trust,
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48		1,228	1,246,678
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49		2,257	2,301,537
Series 2019-03, Class A, 144A
3.030%(cc)	10/25/49		1,231	1,259,153
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30		505	521,019
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.398%(cc)	03/15/45		765	681,008

Total Commercial Mortgage-Backed Securities (cost $41,160,440)				39,732,535
Convertible Bonds — 2.9%
Argentina — 0.1%
MercadoLibre, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/28		829	2,096,919
Canada — 0.0%
Shopify, Inc.,
Sr. Unsec’d. Notes
0.125%	11/01/25		700	780,911
China — 0.1%
China Conch Venture Holdings International Ltd.,
Gtd. Notes
3.520%(ss)	09/05/23	HKD	6,000	859,003
Smart Insight International Ltd.,
Sr. Sec’d. Notes
4.500%	12/05/23	HKD	4,000	590,400
Zhongsheng Group Holdings Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	05/21/25	HKD	3,000	480,452
4.570%	05/23/23	HKD	3,000	631,875
				2,561,730
France — 0.2%
Archer Obligations SA,
Gtd. Notes
0.000%(ss)	03/31/23	EUR	1,300	2,132,250
Atos SE,
Sr. Unsec’d. Notes
0.000%(ss)	11/06/24	EUR	500	738,479
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
France (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		370	$1,847,602
Orpea,
Sr. Unsec’d. Notes
0.375%	05/17/27	EUR	510	828,300
Remy Cointreau SA,
Sr. Unsec’d. Notes
0.125%	09/07/26	EUR	718	1,363,257
				6,909,888
Germany — 0.0%
adidas AG,
Sr. Unsec’d. Notes
0.050%	09/12/23	EUR	200	283,395
MTU Aero Engines AG,
Sr. Unsec’d. Notes
0.125%	05/17/23	EUR	200	284,566
Symrise AG,
Sr. Unsec’d. Notes
0.238%	06/20/24	EUR	600	947,240
				1,515,201
Hong Kong — 0.0%
Sino Biopharmaceutical Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	02/17/25	EUR	384	438,186
Japan — 0.1%
Sony Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	114,000	1,743,450
New Zealand — 0.1%
Xero Investments Ltd.,
Gtd. Notes
2.375%	10/04/23		971	1,614,575
Spain — 0.1%
Amadeus IT Group SA,
Sr. Unsec’d. Notes
1.500%	04/09/25	EUR	1,500	2,175,346
Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN
1.500%	01/16/26	EUR	900	1,842,442
				4,017,788
Switzerland — 0.1%
Sika AG,
Sr. Unsec’d. Notes
0.150%	06/05/25	CHF	360	505,614
Sub. Notes
3.750%	01/30/22	CHF	600	1,106,259
STMicroelectronics NV,
Sr. Unsec’d. Notes, Series B
0.250%	07/03/24		400	621,841
				2,233,714

A16

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Taiwan — 0.0%
Sea Ltd.,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/24		315	$969,806
United Kingdom — 0.2%
Barclays Bank PLC,
Sr. Unsec’d. Notes
0.000%(ss)	02/04/25		1,526	1,871,919
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/25		1,370	1,475,346
Ocado Group PLC,
Gtd. Notes
0.875%	12/09/25	GBP	600	1,278,694
Vodafone Group PLC,
Sub. Notes
1.500%	03/12/22	GBP	500	540,025
				5,165,984
United States — 1.9%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		122	1,249,355
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/25		1,041	1,339,912
Atlassian, Inc.,
Gtd. Notes
0.625%	05/01/23		1,062	2,392,067
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24(a)		569	594,119
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23		982	965,865
Booking Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	05/01/25(a)		1,268	1,630,763
Chegg, Inc.,
Sr. Unsec’d. Notes
0.125%	03/15/25		654	991,923
Cloudflare, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	05/15/25		604	811,900
Coupa Software, Inc.,
Sr. Unsec’d. Notes
0.125%	06/15/25		1,502	2,730,653
Datadog, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25		390	517,046
DexCom, Inc.,
Sr. Unsec’d. Notes
0.750%	12/01/23		691	1,745,046
Sr. Unsec’d. Notes, 144A
0.250%	11/15/25		387	409,713
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26		165	151,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
United States (cont’d.)
DocuSign, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23	824	$2,492,523
Envestnet, Inc.,
Gtd. Notes
1.750%	06/01/23	889	1,133,997
Exact Sciences Corp.,
Sr. Unsec’d. Notes
1.000%	01/15/25	418	646,090
Five9, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/23	244	769,779
Sr. Unsec’d. Notes, 144A
0.500%	06/01/25	717	866,379
Illumina, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/21(a)	977	1,256,340
Inphi Corp.,
Sr. Unsec’d. Notes, 144A
0.750%	04/15/25	1,267	1,526,985
Insulet Corp.,
Sr. Unsec’d. Notes, 144A
0.375%	09/01/26(a)	1,229	1,565,270
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	16	11,818
4.000%	11/15/29	21	15,987
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46	594	1,092,102
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23(a)	517	566,304
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	1,180	1,302,320
Match Group Financeco, Inc.,
Gtd. Notes, 144A
0.875%	10/01/22	518	1,317,405
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27	2,324	3,578,309
MongoDB, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/26	766	1,002,890
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23(d)	45	10,473
Okta, Inc.,
Sr. Unsec’d. Notes
0.125%	09/01/25	1,184	1,563,342
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23	576	760,225
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.750%	07/01/23	788	889,539

A17

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
United States (cont’d.)
Proofpoint, Inc.,
Sr. Unsec’d. Notes
0.250%	08/15/24	581	$580,305
RealPage, Inc.,
Sr. Unsec’d. Notes
1.500%	05/15/25	683	707,008
Repligen Corp.,
Sr. Unsec’d. Notes
0.375%	07/15/24	1,122	1,589,504
RingCentral, Inc.,
Sr. Unsec’d. Notes, 144A
0.780%	03/01/25(a)	1,063	1,133,310
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22	735	2,635,777
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22(a)	527	629,725
Slack Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	04/15/25	327	380,092
Snap, Inc.,
Sr. Unsec’d. Notes
0.750%	08/01/26	1,215	1,684,453
Southwest Airlines Co.,
Sr. Unsec’d. Notes
1.250%	05/01/25	991	1,291,269
Splunk, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23	835	1,160,601
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23	863	1,861,407
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23	438	1,520,601
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22	863	1,332,432
Zillow Group, Inc.,
Sr. Unsec’d. Notes
1.375%	09/01/26	778	1,856,641
			56,260,872

Total Convertible Bonds (cost $65,968,383)			86,309,024
Corporate Bonds — 22.3%
Australia — 0.2%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25	300	331,537
5.000%	03/23/35	230	289,567
Ausgrid Finance Pty Ltd.,
Sr. Sec’d. Notes, 144A
4.350%	08/01/28	240	276,030
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Australia (cont’d.)
Commonwealth Bank of Australia,
Sub. Notes, 144A
4.500%	12/09/25	800	$905,618
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.500%	09/15/27	150	160,071
4.750%	05/15/22	112	114,636
5.125%	05/15/24	29	30,947
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26	150	158,200
Glencore Funding LLC,
Gtd. Notes, 144A
2.500%	09/01/30	470	456,555
4.000%	03/27/27	454	495,332
4.125%	05/30/23	42	44,997
4.625%	04/29/24	35	38,574
National Australia Bank Ltd.,
Sub. Notes, 144A, MTN
2.332%	08/21/30	300	296,408
3.933%(ff)	08/02/34	260	288,847
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.250%	10/28/25	517	542,561
3.500%	02/12/25	110	116,156
Sydney Airport Finance Co. Pty Ltd.,
Sr. Sec’d. Notes, 144A
3.375%	04/30/25	250	264,581
Transurban Finance Co. Pty Ltd.,
Gtd. Notes, 144A
2.450%	03/16/31	50	50,865
Westpac Banking Corp.,
Sub. Notes
4.421%	07/24/39	60	73,549
Sub. Notes, GMTN
4.322%(ff)	11/23/31	475	535,860
			5,470,891
Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.900%	02/01/46	350	428,827
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38	1,129	1,304,979
4.439%	10/06/48	214	248,939
4.500%	06/01/50	1,712	2,049,289
4.600%	04/15/48	555	666,896
4.750%	04/15/58	10	12,206
4.900%	01/23/31	360	451,104
			5,162,240
Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30	230	236,494

A18

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25(a)	815	$835,663
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	195	198,581
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	138	130,475
Air Canada 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.750%	06/15/29	230	223,015
Air Canada 2017-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.550%	07/15/31	162	131,769
Alimentation Couche-Tard, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	50	53,861
3.800%	01/25/50	95	104,127
Bank of Montreal,
Sub. Notes
3.803%(ff)	12/15/32	70	77,893
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.700%	08/03/26	70	76,653
Bell Canada, Inc.,
Gtd. Notes
4.300%	07/29/49	258	315,074
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25(a)	608	455,858
7.875%	04/15/27	223	167,948
Brookfield Finance, Inc.,
Gtd. Notes
4.850%	03/29/29	41	48,928
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
5.375%	07/15/25(a)	652	629,518
Emera US Finance LP,
Gtd. Notes
4.750%	06/15/46	595	716,997
Enbridge, Inc.,
Gtd. Notes
3.125%	11/15/29	1,293	1,375,395
4.500%	06/10/44	235	264,718
Federation des Caisses Desjardins du Quebec,
Sr. Unsec’d. Notes, 144A
2.050%	02/10/25(a)	592	617,742
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	773	842,327
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	08/01/25	200	201,072
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HY
8.400%	01/15/22	150	165,102
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24	117	$109,705
7.125%	02/01/27	190	170,535
Sec’d. Notes, 144A
6.500%	01/15/25	1,103	1,079,811
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	250	248,546
5.000%	05/01/25	512	502,236
5.250%	06/01/27(a)	601	564,982
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.125%	03/15/35	60	69,193
5.250%	01/15/45	60	76,045
Open Text Corp.,
Gtd. Notes, 144A
5.875%	06/01/26	115	119,627
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	122	131,217
Rogers Communications, Inc.,
Gtd. Notes
3.700%	11/15/49(a)	410	458,507
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
Gtd. Notes, 144A
7.000%	07/15/26	541	573,419
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25(a)	622	669,017
3.600%	12/01/24	285	310,310
5.950%	05/15/35	60	74,224
6.800%	05/15/38	80	104,288
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.100%	04/15/30	546	630,206
4.250%	05/15/28(a)	501	577,758
4.625%	03/01/34	130	153,164
4.750%	05/15/38	25	29,616
4.875%	01/15/26	260	305,354
6.200%	10/15/37	60	81,001
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27(a)	1,222	1,286,928
			15,958,405
Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	200	200,146
3.244%(ff)	12/20/25	543	577,827
5.000%(ff)	01/12/23	940	983,571
5.375%	01/12/24	597	672,066
			2,433,610

A19

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
France — 0.5%
Altice France SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26(a)	1,805	$1,893,067
8.125%	02/01/27	400	435,761
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
2.375%	11/21/24	820	866,265
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	490	505,247
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24	712	770,595
Sub. Notes, 144A
2.588%(ff)	08/12/35	360	349,336
BPCE SA,
Sr. Unsec’d. Notes, 144A
2.375%	01/14/25	1,875	1,954,725
Sub. Notes, 144A
5.150%	07/21/24	940	1,052,069
Sub. Notes, 144A, MTN
4.500%	03/15/25	830	918,862
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,265	1,289,455
3.250%	10/04/24	615	663,755
4.125%	01/10/27(a)	565	644,896
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
2.625%	10/16/24	550	568,225
Sub. Notes, 144A
4.750%	11/24/25	870	953,469
Sub. Notes, 144A, MTN
3.653%(ff)	07/08/35	385	387,857
Total Capital International SA,
Gtd. Notes
2.986%	06/29/41(a)	755	785,026
3.127%	05/29/50	130	134,354
3.461%	07/12/49	326	356,097
WEA Finance LLC,
Gtd. Notes, 144A
2.875%	01/15/27	275	271,561
			14,800,622
Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.550%	08/15/22	494	510,178
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24	880	885,713
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	39	39,158
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
3.250%	05/27/25	500	555,021
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Germany (cont’d.)
Vertical US Newco, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	210	$218,250
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
2.700%	09/26/22	850	881,156
3.200%	09/26/26	1,048	1,147,142
			4,236,618
Hong Kong — 0.0%
AIA Group Ltd.,
Sub. Notes, 144A
3.200%	09/16/40	200	206,218
Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.875%	08/14/24	150	144,309
3.500%	01/15/25	674	656,843
3.950%	02/01/22	340	344,111
6.500%	07/15/25	150	161,709
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	600	644,900
4.750%	10/12/23	555	601,624
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
2.875%	02/15/25(a)	970	888,318
4.375%	05/01/26	85	80,460
5.125%	10/01/23	257	257,358
5.250%	05/15/24	95	95,152
5.500%	01/15/23	50	50,483
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
5.250%	08/15/22	350	351,264
5.500%	02/15/24	75	75,866
			4,352,397
Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
3.500%	04/06/28	540	600,971
4.750%	05/25/47	200	247,659
6.000%	10/07/39	200	270,491
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29(a)	400	449,764
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27	65	83,545
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34(a)	742	861,265
6.375%	11/15/33	944	1,127,229
			3,640,924

A20

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Japan — 0.5%
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	60	$61,966
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.193%	02/25/25	2,077	2,174,870
3.751%	07/18/39	300	345,409
3.761%	07/26/23(a)	1,141	1,235,084
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.880%(c)	05/25/24	615	613,451
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24	800	806,370
1.979%(ff)	09/08/31	318	315,111
2.226%(ff)	05/25/26	1,498	1,558,642
2.721%(ff)	07/16/23(a)	835	864,557
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25(a)	500	508,586
2.130%	07/08/30	465	471,767
2.348%	01/15/25(a)	824	867,231
2.696%	07/16/24	2,049	2,179,623
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.025%	07/09/40	535	556,650
3.175%	07/09/50	430	441,659
3.375%	07/09/60	200	209,230
5.000%	11/26/28(a)	1,069	1,326,939
			14,537,145
Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	750	728,290
7.500%	05/15/26(a)	1,395	1,476,247
Altice France Holding SA,
Gtd. Notes, 144A
6.000%	02/15/28(a)	460	438,194
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	233	258,965
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23(d)	890	558,022
Gtd. Notes, 144A
8.500%	10/15/24(d)	416	268,265
9.750%	07/15/25(d)	395	258,177
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	623	632,798
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	60	62,854
			4,681,812
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mexico — 0.1%
Coca-Cola Femsa SAB de CV,
Gtd. Notes
1.850%	09/01/32	480	$480,936
2.750%	01/22/30(a)	150	161,649
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
3.500%	01/16/50	300	316,876
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A
4.000%	09/06/49	200	211,313
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	243	197,972
			1,368,746
Netherlands — 0.1%
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26(a)	460	513,363
OCI NV,
Sr. Sec’d. Notes, 144A
5.250%	11/01/24	200	206,152
Shell International Finance BV,
Gtd. Notes
2.750%	04/06/30(a)	1,616	1,766,349
3.250%	04/06/50	105	111,257
4.550%	08/12/43	50	62,253
Trivium Packaging Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	840	869,627
			3,529,001
Norway — 0.0%
Equinor ASA,
Gtd. Notes
1.750%	01/22/26	140	145,251
2.375%	05/22/30	140	147,939
Sr. Unsec’d. Notes
7.250%	09/23/27	95	128,019
			421,209
Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28	1,070	1,064,729
South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	09/10/30	200	199,109
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
1.125%	09/18/25	400	397,320
Banco Santander SA,
Sr. Unsec’d. Notes
2.706%	06/27/24	1,200	1,269,124

A21

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Spain (cont’d.)
3.490%	05/28/30	600	$655,093
Telefonica Emisiones SA,
Gtd. Notes
4.665%	03/06/38	150	171,443
4.895%	03/06/48	345	395,861
			2,888,841
Switzerland — 0.3%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25(a)	1,588	1,656,848
4.207%(ff)	06/12/24	2,612	2,819,507
4.282%	01/09/28	1,670	1,894,881
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
5.550%	10/25/42	168	196,218
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50	398	427,524
UBS Group AG,
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	400	399,892
3.126%(ff)	08/13/30	559	618,513
4.125%	09/24/25	478	544,688
			8,558,071
United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd.,
Gtd. Notes, 144A
8.250%	02/15/25	171	67,747
United Kingdom — 0.9%
Ashtead Capital, Inc.,
Gtd. Notes, 144A
4.000%	05/01/28	285	295,688
AstraZeneca PLC,
Sr. Unsec’d. Notes
1.375%	08/06/30	1,045	1,022,359
2.125%	08/06/50(a)	610	558,938
4.000%	09/18/42	40	48,828
6.450%	09/15/37	30	45,673
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	200	198,825
3.400%	04/15/30(a)	1,294	1,454,810
Barclays PLC,
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	200	199,539
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28	110	110,387
3.215%	09/06/26	492	528,458
3.462%	09/06/29(a)	338	360,312
3.557%	08/15/27	435	469,911
4.390%	08/15/37	842	909,367
4.540%	08/15/47	192	204,835
4.906%	04/02/30	960	1,128,542
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	—(a)(rr)	503	$524,229
4.875%(ff)	—(rr)	552	588,934
British Airways 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.800%	03/20/33	256	250,926
CK Hutchison International 19 Ltd.,
Gtd. Notes, 144A
3.250%	04/11/24(a)	696	743,506
Diageo Capital PLC,
Gtd. Notes
2.000%	04/29/30	310	319,458
HSBC Holdings PLC,
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	1,385	1,369,900
2.357%(ff)	08/18/31	650	643,780
2.848%(ff)	06/04/31	790	816,292
4.292%(ff)	09/12/26(a)	978	1,090,816
4.950%	03/31/30	964	1,161,673
6.100%	01/14/42	105	149,930
Sub. Notes
7.625%	05/17/32	170	241,058
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.125%	07/26/24	562	593,627
3.500%	07/26/26	742	802,658
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
1.000%	08/28/25(a)	550	537,927
Natwest Group PLC,
Sr. Unsec’d. Notes
3.073%(ff)	05/22/28(a)	365	384,981
4.269%(ff)	03/22/25	2,133	2,318,124
NatWest Markets PLC,
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	860	884,200
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
3.000%	06/26/27	210	232,603
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35	80	99,777
7.000%	08/04/41	70	89,621
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
2.744%(ff)	09/10/22	240	243,788
2.819%(ff)	01/30/26(a)	854	884,333
4.247%(ff)	01/20/23	255	264,369
4.644%(ff)	04/01/31	290	334,056
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	200	208,068
5.500%	05/15/29(a)	870	933,541

A22

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Vodafone Group PLC,
Sr. Unsec’d. Notes
4.250%	09/17/50(a)	1,044	$1,208,611
4.375%	02/19/43(a)	275	319,543
5.000%	05/30/38	162	201,535
6.150%	02/27/37	45	62,271
			26,040,607
United States — 18.3%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	100	100,741
1.400%	06/30/30	70	70,352
4.750%	11/30/36	180	241,133
4.900%	11/30/46	373	526,675
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	85	100,796
4.450%	05/14/46(a)	775	923,833
4.500%	05/14/35	297	360,600
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	2,013	2,214,829
4.050%	11/21/39	621	711,627
4.250%	11/21/49	439	518,731
4.550%	03/15/35	60	73,205
4.750%	03/15/45	150	180,498
4.850%	06/15/44	200	246,340
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	91	91,576
6.500%	03/01/24	125	128,212
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	330	338,091
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	620	590,550
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26(a)	740	792,873
9.000%	04/15/25(a)	890	985,654
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	165	168,540
AECOM,
Gtd. Notes
5.125%	03/15/27	126	135,991
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	450	518,883
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25	480	510,961
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	410	456,302
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.125%	11/15/42	308	$350,990
6.750%	12/15/37	40	57,642
Aflac, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/46	630	729,236
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	329	173,296
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	90	135,313
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	1,943	1,971,929
3.375%	07/01/25(a)	350	357,296
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	280	275,907
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	130	130,000
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40(a)	360	382,749
2.800%	05/15/50	80	84,397
Alabama Power Co.,
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33	90	122,315
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	60	65,884
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	74	76,479
Gtd. Notes, 144A
4.625%	01/15/27	1,740	1,779,809
4.875%	02/15/30	305	318,938
7.500%	03/15/26	378	415,949
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27(a)	400	416,433
6.125%	05/15/28(a)	675	711,064
6.750%	09/30/24	400	412,834
7.000%	09/30/26	200	207,142
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33(a)	575	565,900
3.800%	04/15/26	240	274,668
4.900%	12/15/30(a)	430	542,651
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	48	51,033
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	50	54,377
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	250	257,496

A23

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.000%	10/01/24	301	$303,821
5.875%	06/01/29(a)	670	724,440
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	140	191,527
Sr. Unsec’d. Notes
5.125%	09/30/24	169	188,391
Sub. Notes
5.750%	11/20/25(a)	1,390	1,561,427
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	470	450,665
2.250%	08/15/60	200	188,477
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46	789	806,206
4.800%	02/14/29	1,680	1,986,991
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50(a)	560	571,212
2.700%	06/03/60(a)	680	700,228
3.875%	08/22/37	695	865,264
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	472	127,351
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	175	126,000
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)	138	142,690
5.000%	04/01/24	300	306,695
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31	372	425,140
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	741	692,150
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	1,510	1,494,157
6.250%	03/15/26	302	292,593
6.500%	04/01/27(a)	620	599,642
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26	120	129,725
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	542	622,271
4.700%	07/10/35	110	137,025
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27(a)	1,663	1,791,299
2.900%	01/15/30(a)	430	464,468
3.100%	06/15/50	200	197,339
3.700%	10/15/49	170	186,301
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.800%	08/15/29	95	$108,740
3.950%	03/15/29	952	1,097,312
American Tower Trust,
Asset Backed, 144A
3.070%	03/15/48	100	102,289
3.652%	03/15/48	210	227,716
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50	248	279,214
4.300%	12/01/42	27	33,268
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	208	210,473
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	920	987,535
5.750%	05/20/27	128	141,491
5.875%	08/20/26	22	24,197
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	02/25/31	154	161,143
3.150%	02/21/40	516	547,715
3.375%	02/21/50	600	646,172
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	60	71,696
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	745	636,837
Gtd. Notes, 144A
5.750%	01/15/28	150	123,452
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22(a)	296	244,863
5.625%	06/01/23(a)	309	227,097
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	658	710,663
4.625%	05/15/42	115	144,189
4.650%	08/15/44	110	137,688
Apache Corp.,
Sr. Unsec’d. Notes
4.625%	11/15/25(a)	690	657,593
4.875%	11/15/27	85	80,390
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series P
6.700%	08/15/37	75	103,329
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	08/20/50(a)	675	675,627
2.550%	08/20/60	250	247,947
2.650%	05/11/50(a)	970	1,005,176
2.950%	09/11/49	280	306,123
3.450%	02/09/45(a)	730	861,079
3.850%	05/04/43	250	311,359

A24

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25(a)	415	$420,789
5.000%	02/01/28(a)	390	392,685
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	16	15,354
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	245	251,886
Sr. Sec’d. Notes, 144A
6.000%	05/15/25	305	325,502
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	460	477,594
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	775	784,135
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	805	819,591
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	50	38,310
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	370	370,190
2.250%	02/01/32(a)	330	330,661
2.300%	06/01/27	200	209,854
2.750%	06/01/31(a)	320	336,689
3.100%	02/01/43	645	625,911
3.300%	02/01/52	280	263,371
3.500%	06/01/41	750	789,178
3.800%	02/15/27	828	933,359
4.800%	06/15/44	170	202,553
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	688	664,885
3.650%	09/15/59	1,472	1,434,530
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	760	755,753
3.000%	06/15/27	200	222,406
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/30	70	82,855
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	505	523,531
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24(a)	855	893,753
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
5.500%	12/15/24	210	216,299
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	534	485,584
5.750%	07/15/27(a)	149	134,170
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27	423	$435,642
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	214	219,645
Baker Hughes Holdings LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	60	71,016
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	08/15/46	85	96,177
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	340	380,997
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	690	702,514
2.884%(ff)	10/22/30	1,987	2,135,850
3.705%(ff)	04/24/28	2,478	2,797,674
3.824%(ff)	01/20/28	4,099	4,641,563
3.864%(ff)	07/23/24	60	64,990
3.974%(ff)	02/07/30	960	1,112,683
Sub. Notes, MTN, Series L
4.183%	11/25/27(a)	930	1,066,091
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)	1,005	1,104,104
9.250%	04/01/26(a)	2,763	3,038,581
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,580	1,535,488
5.250%	01/30/30	60	58,981
5.875%	05/15/23	19	18,940
6.125%	04/15/25(a)	396	405,316
7.000%	01/15/28	361	382,821
7.250%	05/30/29	72	77,626
9.000%	12/15/25	1,014	1,105,072
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)	622	637,988
5.750%	08/15/27	13	13,837
7.000%	03/15/24	619	640,424
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	980	1,059,811
3.700%	06/06/27(a)	351	397,906
3.794%	05/20/50	395	440,483
4.669%	06/06/47	70	86,430
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	201	236,122
4.050%	04/15/25	144	164,219
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.200%	08/15/48	949	1,211,077
4.400%	05/15/42	200	257,667

A25

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	29	$29,434
Sr. Sec’d. Notes, 144A
4.875%	07/15/26(a)	584	614,978
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	107	109,336
3.150%	05/01/50(a)	383	376,300
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	985	967,068
Boeing Co. (The),
Sr. Unsec’d. Notes
2.250%	06/15/26	260	251,059
2.700%	02/01/27	230	224,240
3.250%	02/01/35	661	610,673
4.508%	05/01/23	520	547,873
4.875%	05/01/25(a)	1,447	1,577,641
5.040%	05/01/27	530	583,453
5.150%	05/01/30(a)	910	1,027,321
5.705%	05/01/40	609	707,734
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	440	485,067
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30	830	882,444
4.550%	03/01/39	212	264,531
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26(a)	500	519,862
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	432	413,200
3.017%	01/16/27(a)	505	553,668
3.543%	04/06/27(a)	1,463	1,641,397
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25	460	479,130
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.200%	06/15/26	50	56,331
3.400%	07/26/29	380	441,100
3.450%	11/15/27	2,154	2,478,222
4.125%	06/15/39	25	31,600
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	110	115,579
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	335	371,005
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	611	658,923
4.150%	11/15/30(a)	1,013	1,137,224
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.250%	04/15/26	100	$112,648
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	181	143,671
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.850%	11/15/43	75	69,605
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25(a)	1,027	980,671
4.500%	03/01/28	130	125,588
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25(a)	875	877,738
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51(a)	547	594,491
3.900%	08/01/46	555	672,864
4.400%	03/15/42	215	270,192
4.950%	09/15/41	128	170,613
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	80	83,171
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25	223	229,759
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26(a)	905	940,810
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	150	164,908
3.302%	01/15/35	214	241,522
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.125%	04/24/50	47	47,273
3.950%	03/15/25	371	414,897
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25	225	234,663
2.493%	02/15/27	216	226,160
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	480	496,060
4.750%	03/01/30	2,901	3,071,145
5.000%	02/01/28(a)	1,056	1,109,560
5.125%	05/01/27	2,220	2,335,655
5.500%	05/01/26	230	239,567
5.750%	02/15/26(a)	2,620	2,723,770
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27	300	315,362
5.875%	06/15/26	100	104,207
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29(a)	334	358,432

A26

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28(a)	513	$531,269
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	215	204,037
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27	9	8,937
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	170	176,088
4.250%	12/15/27(a)	440	460,278
4.625%	12/15/29(a)	1,823	1,964,880
4.750%	01/15/25	185	190,156
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25	148	153,845
5.375%	06/01/26	425	448,469
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	65	88,427
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	34	37,211
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28(a)	370	390,565
6.125%	11/15/23	170	173,343
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	1,276	1,364,985
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	1,190	1,218,675
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	60	67,398
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23	35	38,419
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	320	332,091
3.700%	04/01/51	425	420,318
3.750%	02/15/28	1,255	1,386,903
4.800%	03/01/50	975	1,115,262
5.375%	05/01/47	85	100,785
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23(a)	495	501,467
7.000%	05/15/25(a)	1,013	1,029,777
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29(a)	485	497,159
5.625%	10/01/26(a)	270	280,841
Sr. Sec’d. Notes
5.250%	10/01/25	465	475,512
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
11.500%	01/01/25(d)	312	$43,896
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27(a)	354	374,652
2.978%	05/11/40	254	273,810
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	235	276,255
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	555	553,756
2.343%	08/12/50	150	141,007
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23(a)	375	366,343
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	48	47,100
Cigna Corp.,
Gtd. Notes
3.050%	10/15/27(a)	960	1,059,947
3.250%	04/15/25(a)	295	323,293
4.375%	10/15/28	425	503,914
Sr. Unsec’d. Notes
2.400%	03/15/30	446	462,232
3.200%	03/15/40	195	205,390
3.400%	03/15/50	273	284,885
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	340	350,696
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	65	86,127
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23(a)	676	577,939
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	230	243,245
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24(a)	775	798,493
5.250%	03/07/25(a)	300	317,429
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)	340	356,406
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	195	204,166
2.976%(ff)	11/05/30	2,327	2,509,267
3.520%(ff)	10/27/28(a)	3,817	4,241,587
3.668%(ff)	07/24/28	1,565	1,756,470
Sub. Notes
4.300%	11/20/26	1,180	1,348,584
5.300%	05/06/44	50	66,078

A27

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	135	$136,954
2.850%	07/27/26	80	88,296
Clarios Global LP,
Sr. Sec’d. Notes, 144A
6.750%	05/15/25	325	342,769
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	819	858,758
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24(a)	1,117	1,083,163
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,726	1,655,158
Clearway Energy Operating LLC,
Gtd. Notes
5.000%	09/15/26	35	36,300
5.750%	10/15/25	70	73,661
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30	211	216,505
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40(a)	701	736,079
2.600%	06/01/50(a)	843	860,973
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	87	90,400
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31(a)	355	364,528
2.350%	01/15/27(a)	820	880,448
2.450%	08/15/52(a)	1,300	1,212,418
3.200%	07/15/36	1,110	1,229,221
3.250%	11/01/39	205	227,779
3.400%	04/01/30	580	668,434
3.750%	04/01/40	844	991,066
4.150%	10/15/28	7	8,422
4.200%	08/15/34	209	260,140
4.250%	01/15/33	90	111,881
4.600%	10/15/38	220	280,589
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	118	125,968
3.650%	06/15/46	140	163,088
3.700%	03/01/45	70	81,299
4.700%	01/15/44	165	217,249
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	369	373,915
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	622	646,688
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	182	186,671
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
6.000%	03/01/26	2,422	$2,524,591
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26(a)	825	846,520
Gtd. Notes, 144A
7.500%	05/15/25	250	237,461
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38	35	45,149
5.400%	11/01/48	60	81,345
Concho Resources, Inc.,
Gtd. Notes
2.400%	02/15/31	50	47,887
3.750%	10/01/27(a)	880	950,232
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.300%	04/15/44	400	508,310
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.875%	06/15/47	65	75,999
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	291	318,264
Sr. Unsec’d. Notes
3.750%	05/01/50	72	80,067
Constellium SE,
Gtd. Notes, 144A
6.625%	03/01/25(a)	815	834,501
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	197	192,657
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	15	14,241
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22(a)	490	486,247
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	495	346,123
Corning, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/49	150	172,531
5.350%	11/15/48	40	54,122
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32(a)	1,082	1,106,521
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	98	101,255
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30	100	98,844
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	595	743,869

A28

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	155	$141,361
6.250%	04/01/23	475	463,724
Gtd. Notes, 144A
5.625%	05/01/27	145	129,469
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	220	222,553
3.250%	01/15/51	100	99,227
3.300%	07/01/30	1,168	1,279,173
4.150%	07/01/50	246	281,687
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	100	107,035
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26(a)	465	483,648
5.500%	04/15/27	1,250	1,315,375
6.500%	02/01/29	200	222,989
Sr. Unsec’d. Notes
5.250%	06/01/24	125	134,045
5.875%	09/15/22	125	132,188
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30	600	637,475
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27(a)	364	410,257
3.800%	11/01/46	165	191,546
3.800%	04/15/50	174	206,630
4.100%	03/15/44(a)	345	412,759
4.400%	03/01/43	83	101,092
Cummins, Inc.,
Sr. Unsec’d. Notes
1.500%	09/01/30(a)	460	450,563
2.600%	09/01/50	200	198,860
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)	2,050	1,961,300
4.250%	04/01/50(a)	425	497,980
4.300%	03/25/28	220	257,856
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	319	344,239
Series 2014, Pass-Through Certificates, 144A
4.163%	08/11/36	121	126,789
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	495	507,692
6.500%	06/01/26(a)	500	521,513
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	175	179,474
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	725	698,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.625%	06/01/30	400	$409,236
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	820	846,533
Gtd. Notes, 144A
6.750%	09/15/37	170	164,472
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30(a)	708	809,629
8.100%	05/15/30	80	121,727
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	130	135,183
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	675	761,171
5.300%	10/01/29	180	206,293
5.450%	06/15/23	45	49,323
6.020%	06/15/26	115	135,251
6.100%	07/15/27	234	276,526
6.200%	07/15/30	355	424,603
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25	370	423,926
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	132	131,951
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	50	55,522
3.400%	11/15/49	50	56,880
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	757	535,671
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	50	50,066
4.750%	05/31/25(a)	984	1,060,638
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	65	70,895
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	380	421,056
3.950%	03/20/28	160	181,793
4.950%	05/15/42	65	75,674
5.200%	09/20/47	285	340,221
Gtd. Notes, 144A
4.000%	09/15/55	82	82,937
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	88	89,541
5.875%	07/15/22	20	20,731
5.875%	11/15/24(a)	3,295	3,395,970
6.750%	06/01/21	532	545,242
7.750%	07/01/26(a)	1,760	1,935,680

A29

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50	70	$83,259
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series C
3.900%	11/15/49	125	143,965
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33	90	114,547
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.100%	11/15/30	610	601,037
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	70	77,496
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28(a)	430	504,588
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50(a)	368	374,919
3.750%	05/15/46	175	204,224
Sr. Unsec’d. Notes
6.120%	10/15/35	30	42,182
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	180	188,956
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	45	52,648
4.100%	05/15/42	150	182,297
Duke Realty LP,
Sr. Unsec’d. Notes
2.875%	11/15/29	50	54,525
Duke University,
Unsec’d. Notes, Series 2020
2.832%	10/01/55	350	366,428
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	90	96,720
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	65	82,538
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	255	255,369
3.616%	08/01/27	590	627,994
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	70	86,009
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	380	399,898
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	590	607,818
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.125%	03/15/28	175	$179,493
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.900%	08/28/28	215	248,345
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	943	889,345
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	291	344,324
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23	49	50,398
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.950%	05/15/28	80	78,065
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28(a)	785	789,527
5.750%	11/01/24	235	235,253
5.750%	09/15/25	310	319,653
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	10/15/24	200	199,483
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26	60	64,483
7.750%	01/15/27(a)	1,455	1,589,486
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	232	232,997
4.750%	01/15/26	75	79,915
5.000%	05/15/50	95	87,591
5.150%	02/01/43	176	161,713
5.150%	03/15/45	423	382,826
5.250%	04/15/29	785	844,217
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—(rr)	171	67,906
Sr. Unsec’d. Notes
4.150%	06/01/25(a)	445	382,826
4.400%	04/01/24	75	67,502
4.850%	07/15/26	45	38,899
5.600%	04/01/44	50	32,254
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27	88	76,987
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51	230	241,465
4.950%	01/15/45	125	136,879
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27	100	108,949
3.550%	09/30/49	758	854,108

A30

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	125	$139,261
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51	455	448,390
4.450%	02/15/43	305	329,349
4.850%	08/15/42	265	299,759
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25(d)	235	978
9.375%	05/01/24(d)	418	5,367
Sr. Sec’d. Notes, 144A
7.750%	05/15/26(d)	625	136,719
8.000%	11/29/24(d)	359	292
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	260	246,837
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	390	402,211
EQT Corp.,
Sr. Unsec’d. Notes
7.875%	02/01/25(a)	715	792,483
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.400%	07/07/25	500	510,693
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	30	42,919
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	582	570,514
5.250%	05/01/25	240	242,221
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	290	282,898
2.650%	09/01/50	290	270,986
Evergy Metro, Inc.,
First Mortgage, Series 2020
2.250%	06/01/30	260	275,414
Sec’d. Notes
5.300%	10/01/41	80	106,365
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	984	1,058,910
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	362	461,984
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	95	111,677
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.610%	10/15/30(a)	1,255	1,355,320
2.995%	08/16/39	423	446,634
3.095%	08/16/49	278	285,838
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.452%	04/15/51	160	$175,693
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30(a)	528	535,545
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27(a)	770	843,813
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29(a)	334	380,307
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	345	415,487
4.050%	06/01/42	70	86,299
5.625%	04/01/34	60	85,800
Ford Motor Co.,
Sr. Unsec’d. Notes
9.000%	04/22/25	830	950,917
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22	420	420,557
3.370%	11/17/23(a)	485	477,533
3.470%	04/05/21(a)	400	400,249
4.063%	11/01/24	495	494,044
4.125%	08/17/27	285	276,981
4.271%	01/09/27	200	196,012
4.542%	08/01/26(a)	1,500	1,493,780
5.125%	06/16/25	225	231,907
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	1,450	1,435,500
Fox Corp.,
Sr. Unsec’d. Notes
5.576%	01/25/49	60	83,400
Freeport-McMoRan, Inc.,
Gtd. Notes
4.250%	03/01/30	355	364,222
4.375%	08/01/28	485	501,749
5.000%	09/01/27	185	193,377
5.400%	11/14/34	8	8,847
5.450%	03/15/43	445	493,661
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26(d)	497	500,945
Sr. Sec’d. Notes, 144A
8.000%	04/01/27(d)	965	965,003
Sr. Unsec’d. Notes
6.875%	01/15/25(d)	111	42,363
7.125%	01/15/23(d)	25	9,517
7.625%	04/15/24(d)	71	28,233
11.000%	09/15/25(d)	150	63,170
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.375%	05/15/23	245	270,656
8.875%	05/15/27(a)	365	414,673
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28(a)	365	382,031

A31

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
GE Capital Funding LLC,
Gtd. Notes, 144A
4.400%	05/15/30	1,275	$1,370,597
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	600	641,341
4.418%	11/15/35	772	813,377
General Electric Co.,
Sr. Unsec’d. Notes
3.625%	05/01/30(a)	1,193	1,235,281
4.125%	10/09/42	188	187,824
Sr. Unsec’d. Notes, MTN
5.550%	01/05/26	25	29,204
5.875%	01/14/38	120	139,853
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23(a)	445	484,652
5.200%	04/01/45	230	247,698
General Motors Financial Co., Inc.,
Gtd. Notes
5.250%	03/01/26	40	45,113
Sr. Unsec’d. Notes
1.700%	08/18/23	705	706,667
2.750%	06/20/25	1,280	1,311,201
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23	52	47,361
6.250%	05/15/26(a)	599	499,213
7.750%	02/01/28	126	109,389
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.200%	10/01/27	277	277,984
1.650%	10/01/30	460	458,941
2.600%	10/01/40	300	297,021
2.800%	10/01/50	390	383,791
4.000%	09/01/36	541	653,873
4.800%	04/01/44	120	154,441
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	256	273,728
3.200%	08/15/29(a)	559	609,949
4.150%	08/15/49	55	64,282
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—(a)(rr)	250	239,385
Sr. Unsec’d. Notes
3.500%	04/01/25(a)	2,518	2,775,738
3.691%(ff)	06/05/28	2,839	3,182,550
3.800%	03/15/30	974	1,121,163
3.814%(ff)	04/23/29(a)	416	473,540
3.850%	01/26/27	1,300	1,460,784
4.017%(ff)	10/31/38	380	443,526
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26	215	208,616
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	220	$221,101
2.600%	10/15/25	330	331,076
3.450%	10/15/27	140	143,139
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	75	76,682
5.875%	07/15/26(a)	150	155,169
7.000%	05/15/27(a)	273	295,943
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	375	391,980
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	350	377,636
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	35	21,686
6.375%	05/15/25	210	128,107
6.375%	01/15/26	315	192,164
6.625%	05/01/23	10	6,250
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	240	250,123
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21	60	61,629
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	60	71,477
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	3,420	3,482,996
5.375%	02/01/25(a)	1,036	1,134,190
5.625%	09/01/28(a)	524	599,761
5.875%	05/01/23	340	370,113
5.875%	02/15/26	2,094	2,344,783
5.875%	02/01/29	1,670	1,955,410
Sr. Sec’d. Notes
4.500%	02/15/27	2,570	2,893,084
5.125%	06/15/39	60	72,100
5.250%	06/15/26	285	332,132
5.500%	06/15/47	180	222,817
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.000%	03/15/31	400	392,969
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	260	275,651
3.000%	01/15/30(a)	698	752,969
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	865	893,848
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50	190	193,285

A32

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24(d)	233	$107,114
6.000%	01/15/28(d)	90	40,819
7.125%	08/01/26(d)	315	143,341
Sec’d. Notes, 144A
7.625%	06/01/22(d)	331	303,952
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	24	26,584
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26	230	233,956
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25	24	21,850
6.250%	11/01/28	125	114,485
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	50	50,215
4.875%	01/15/30	107	110,277
5.125%	05/01/26	1,344	1,378,469
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	207	208,895
4.875%	04/01/27(a)	482	495,709
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	612	625,391
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	140	155,834
3.300%	04/15/40(a)	1,021	1,158,215
3.350%	04/15/50	280	322,535
4.200%	04/01/43	70	87,709
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/50	100	106,953
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	865	913,096
5.900%	02/01/27(a)	948	1,021,718
6.750%	01/15/28	84	92,458
HP, Inc.,
Sr. Unsec’d. Notes
3.000%	06/17/27	80	86,353
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	80	86,455
Sr. Sec’d. Notes
5.250%	08/01/26(a)	470	499,524
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	30	34,151
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.250%	09/18/23	665	$663,709
1.800%	10/15/25	235	233,860
2.375%	10/15/27	355	354,626
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	380	384,213
6.250%	05/15/26	138	144,171
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	236	232,865
Sr. Sec’d. Notes
6.375%	05/01/26	50	51,709
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	800	782,467
Intact US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	120	126,618
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47	145	172,254
3.900%	03/25/30	300	362,316
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.700%	05/15/27	479	494,060
1.950%	05/15/30	174	179,443
2.850%	05/15/40	1,753	1,852,568
4.000%	06/20/42	70	84,144
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48	60	74,783
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25(a)	1,045	1,113,490
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	105	112,362
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	130	137,207
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	285	297,963
5.000%	05/15/27(a)	870	911,880
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27(a)	562	573,566
4.875%	09/15/29(a)	405	411,734
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	285	316,760
3.350%	11/15/27	372	414,230
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	770	828,148

A33

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	410	$422,863
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	50	55,514
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	228	248,512
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	60	80,988
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	340	388,819
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50	340	334,609
3.400%	01/15/38	160	189,289
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	665	621,963
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	61	60,600
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50	400	458,208
4.420%	12/15/46	9	11,001
4.597%	05/25/28	360	432,906
4.985%	05/25/38	90	116,623
5.085%	05/25/48	25	33,514
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	175	192,810
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	409	467,769
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21	680	700,984
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31	1,150	1,104,510
3.250%	08/01/50(a)	435	392,652
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	01/30/29	2,030	2,258,593
5.000%	06/04/42	348	380,773
Gtd. Notes, 144A
4.625%	10/01/39	132	140,161
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46	378	426,927
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	45	63,645
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	525	$549,545
6.750%	07/01/36	180	176,654
6.875%	11/01/35	240	236,647
Sr. Sec’d. Notes, 144A
6.875%	07/01/25	280	301,988
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	194	216,689
4.400%	06/15/28	515	612,819
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	1,100	1,159,817
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	175	186,222
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	101	99,042
5.250%	10/01/25	7	6,486
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	150	155,365
Gtd. Notes, 144A
4.000%	02/15/30(a)	395	395,684
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26(a)	725	756,185
Leidos, Inc.,
Gtd. Notes, 144A
2.950%	05/15/23	110	115,670
4.375%	05/15/30	105	122,855
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	65	71,079
5.000%	06/15/27	220	248,243
5.250%	06/01/26	505	567,965
5.875%	11/15/24	75	83,686
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	60	62,110
5.375%	01/15/24	188	189,726
5.375%	05/01/25	606	625,073
Gtd. Notes, 144A
4.625%	09/15/27(a)	2,085	2,141,456
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	180	225,021
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	845	791,561
Sr. Sec’d. Notes, 144A
6.500%	05/15/27(a)	640	690,404
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50(a)	665	696,035

A34

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.800%	03/01/45	383	$455,554
4.070%	12/15/42	75	93,229
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	70	87,090
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46(a)	916	1,046,160
4.550%	04/05/49	70	89,721
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25(a)	820	847,613
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	170	174,310
5.150%	10/15/43	70	81,351
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	1,519	1,639,481
5.125%	12/15/26	30	34,863
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	290	322,969
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26(a)	825	842,558
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	55	69,315
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46	70	83,208
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	275	349,750
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	97	81,174
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27(a)	1,060	1,141,122
6.750%	12/31/25(a)	1,037	1,093,747
Sr. Unsec’d. Notes
3.150%	03/15/23	203	199,037
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	1,402	1,405,816
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	590	555,303
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	705	787,796
4.200%	04/01/50	145	176,730
4.700%	12/09/35	40	51,293
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	06/24/40	160	$162,272
2.450%	06/24/50	120	119,298
3.700%	02/10/45	275	331,904
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	850	708,656
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	146	177,523
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24(a)	610	647,052
5.750%	02/01/27(a)	1,012	1,089,396
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	697	696,995
5.750%	06/15/25	1,505	1,577,265
6.000%	03/15/23	195	202,475
6.750%	05/01/25(a)	795	833,497
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
2.670%	09/01/23	335	346,528
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50(a)	495	516,358
2.675%	06/01/60	60	63,007
3.450%	08/08/36	723	875,319
3.500%	11/15/42	110	134,235
3.700%	08/08/46	1,032	1,299,052
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	1,279	1,365,379
3.772%(ff)	01/24/29	620	707,208
3.875%	01/27/26	980	1,114,013
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	2,226	2,365,192
3.591%(ff)	07/22/28	1,826	2,048,726
3.622%(ff)	04/01/31(a)	864	990,755
4.300%	01/27/45	90	113,863
Sub. Notes, MTN
3.950%	04/23/27(a)	450	508,669
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27(a)	355	395,328
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	381	391,395
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	100	97,556
4.000%	02/15/25	85	92,749
4.000%	03/15/28(a)	581	632,067
4.500%	04/15/38	723	736,591

A35

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.700%	04/15/48	167	$168,810
5.500%	02/15/49	70	78,434
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29(a)	315	330,746
Mylan NV,
Gtd. Notes
3.950%	06/15/26	100	112,329
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	100	124,330
Gtd. Notes, 144A
3.125%	01/15/23	30	31,574
MYT Holding LLC,
Sr. Sec’d. Notes, 144A
7.500%	09/25/25	58	57,917
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	90	44,948
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	295	99,517
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	287	327,085
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	60	63,889
4.300%	10/15/28	90	100,730
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22	160	163,253
6.750%	06/25/25(a)	430	435,633
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	390	393,002
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	300	300,077
5.750%	09/01/27(a)	535	559,012
6.125%	09/01/29(a)	955	1,009,792
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
12.227%	09/24/25^(d)	156	156,283
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	155	174,107
5.875%	11/15/28	150	178,971
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	1,985	2,262,346
5.375%	11/15/29	222	261,395
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	135	176,316
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
New Albertsons LP,
Sr. Unsec’d. Notes
8.000%	05/01/31	224	$260,610
Sr. Unsec’d. Notes, MTN, Series C
6.625%	06/01/28	161	173,880
New York and Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	440	430,663
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	175	197,104
4.450%	05/15/69	100	124,108
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	1,695	1,804,849
5.875%	04/01/36	185	212,672
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	07/15/27(a)	743	779,326
Sr. Unsec’d. Notes, 144A
4.750%	11/01/28	381	388,620
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	920	955,726
2.750%	05/01/25	762	823,209
2.750%	11/01/29	234	253,772
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	145	151,091
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	102	102,072
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	74	75,191
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	970	971,208
5.625%	10/01/28	830	854,449
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40(a)	708	808,467
3.375%	03/27/50	55	64,047
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25(a)	800	798,918
2.950%	09/01/29	635	689,165
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.200%	10/15/49(a)	360	430,318
5.250%	11/15/43	115	150,857
Nordstrom, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/15/25	460	502,897

A36

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	910	$962,315
3.950%	10/01/42	160	189,851
4.050%	08/15/52	34	41,641
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32	90	98,245
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	1,925	2,160,512
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	200	227,025
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	320	312,526
5.875%	09/30/26	475	487,026
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	425	449,514
7.250%	05/15/26	415	441,407
Gtd. Notes, 144A
5.250%	06/15/29	180	196,445
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	2,025	2,165,610
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	75	74,148
6.000%	06/01/26	75	75,285
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	249	290,306
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(d)	57	13,431
6.875%	01/15/23(d)	140	32,859
Gtd. Notes, 144A
6.250%	05/01/26(d)	710	167,701
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22(a)	700	653,552
3.000%	02/15/27	250	196,415
8.000%	07/15/25(a)	885	889,671
8.500%	07/15/27(a)	975	982,578
8.875%	07/15/30	50	51,283
Ohio Edison Co.,
Sr. Unsec’d. Notes
6.875%	07/15/36	71	99,044
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	45	63,320
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27	205	203,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	05/15/50	70	$83,938
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	70	72,651
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29(a)	455	473,643
6.125%	05/15/22	135	139,947
6.125%	03/15/24(a)	325	339,525
6.875%	03/15/25	50	55,520
7.125%	03/15/26(a)	725	809,576
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29	496	483,294
4.250%	02/01/22	150	154,871
4.450%	09/01/49	95	83,874
5.200%	07/15/48	110	106,041
5.850%	01/15/26	85	97,871
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27	796	873,485
3.600%	04/01/40(a)	1,401	1,596,265
3.600%	04/01/50(a)	1,140	1,273,548
3.850%	07/15/36	170	200,094
4.000%	07/15/46	40	47,306
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	30	29,717
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	468	457,311
Ovintiv, Inc.,
Gtd. Notes
8.125%	09/15/30	30	30,533
Pacific Gas & Electric Co.,
First Mortgage
3.850%	11/15/23	1,465	1,545,586
4.000%	12/01/46(a)	420	393,306
4.450%	04/15/42	660	672,279
4.600%	06/15/43	398	399,585
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	90	96,925
PacifiCorp,
First Mortgage
2.700%	09/15/30	540	595,353
3.300%	03/15/51(a)	698	779,479
4.125%	01/15/49	248	306,397
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27(a)	1,280	1,339,721
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	300	296,755

A37

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.375%	01/15/25(a)	455	$454,128
5.625%	10/15/27	280	278,684
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
6.000%	02/15/28	285	189,147
Sr. Sec’d. Notes, 144A
9.250%	05/15/25	250	257,492
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	144	149,821
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29	200	225,001
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	424	437,181
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32	60	87,717
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40	76	89,651
3.600%	08/13/42	45	53,390
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	164	164,754
5.500%	10/15/27(a)	685	705,237
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	1,090	1,100,031
8.875%	06/01/25	120	124,447
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	1,927	1,973,689
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	565	586,216
2.700%	05/28/50(a)	885	921,015
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	680	659,133
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	666	686,617
3.875%	08/21/42	437	492,556
4.375%	11/15/41(a)	230	279,895
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	954	925,306
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29(a)	380	376,252
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	325	298,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	358	$365,272
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	735	690,305
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30	270	262,114
4.300%	01/31/43	395	335,451
4.650%	10/15/25	85	91,258
4.700%	06/15/44	95	84,946
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22	234	238,694
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	84	86,401
5.000%	08/15/26(a)	766	785,408
5.500%	12/15/29(a)	287	307,979
5.625%	01/15/28	195	206,594
5.750%	03/01/27	520	546,488
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	45	67,910
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28	230	238,043
6.375%	03/01/24(a)	250	257,422
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28(a)	295	300,714
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	570	609,327
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	190	170,823
3.250%	10/01/26	520	586,469
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.700%	05/01/50	289	300,528
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	54	39,223
5.625%	03/01/26	123	69,791
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26(a)	420	446,818
QUALCOMM, Inc.,
Sr. Unsec’d. Notes, 144A
1.650%	05/20/32	1,125	1,113,665
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	260	273,875
5.750%	05/01/25	119	122,500

A38

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	215	$193,908
Gtd. Notes, 144A
9.250%	02/01/26	300	308,153
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	275	315,203
4.125%	11/16/28	2,578	3,050,080
4.450%	11/16/38	142	174,456
4.500%	06/01/42	45	56,581
Sr. Unsec’d. Notes, 144A
3.200%	03/15/24	360	386,984
4.350%	04/15/47	90	111,079
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47	50	65,494
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	349	382,515
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	165	176,647
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	150	155,173
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50(a)	360	337,271
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.050%	03/01/50	315	332,404
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	285	262,742
5.000%	04/15/23(a)	470	460,187
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	468	461,150
8.000%	11/15/26(a)	708	707,046
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	620	626,778
2.000%	06/30/30	225	229,327
2.950%	09/15/29	310	340,358
4.200%	09/15/28	25	29,755
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23(a)	385	429,367
11.500%	06/01/25	445	516,952
Royalty Pharma PLC,
Gtd. Notes, 144A
1.200%	09/02/25	530	528,355
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	85	95,647
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	220	$247,586
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25(a)	465	511,633
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	93,518
6.125%	09/15/37	30	40,233
First Mortgage, Series UUU
3.320%	04/15/50	78	84,775
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27(a)	495	502,968
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	305	327,534
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	528	531,314
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	40	42,976
5.625%	11/01/24	615	664,070
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	650	676,506
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	295	293,448
4.375%	02/15/30(a)	325	339,039
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27	550	584,221
5.125%	06/01/29(a)	600	665,260
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.300%	05/15/50	367	389,225
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	764	850,694
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	1,160	1,263,751
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49	300	272,754
3.375%	10/01/24(a)	594	641,864
3.500%	09/01/25(a)	340	372,591
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	544	541,142
5.875%	03/15/26	12	11,832
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	480	491,839

A39

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.000%	08/01/27(a)	1,325	$1,383,288
5.375%	07/15/26(a)	455	473,975
5.500%	07/01/29	375	403,188
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	649	610,421
5.500%	04/15/27(a)	129	122,385
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25(a)	615	654,803
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	115	63,018
5.625%	06/01/25	250	116,169
6.625%	01/15/27	83	37,033
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	100	100,526
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	99	103,477
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30(a)	430	433,428
3.650%	02/01/50	209	215,877
First Mortgage, Series E
3.700%	08/01/25	180	200,156
First Ref. Mortgage
5.550%	01/15/36	90	110,677
First Ref. Mortgage, Series B
3.650%	03/01/28	830	914,122
First Ref. Mortgage, Series C
3.600%	02/01/45	310	316,009
4.125%	03/01/48	75	81,949
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.875%	03/15/41	60	82,501
Gtd. Notes, Series 20-A
1.750%	01/15/31(a)	1,080	1,069,114
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	87	122,937
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	270	296,692
Southwestern Energy Co.,
Gtd. Notes
6.450%	01/23/25(a)	897	869,520
7.500%	04/01/26	35	34,208
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	23	29,476
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	420	433,711
6.125%	12/15/24	390	401,049
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Gtd. Notes, 144A
5.000%	10/01/29	479	$497,857
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	235	237,991
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	645	803,310
8.750%	03/15/32	2,770	4,055,512
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	181	189,273
7.625%	02/15/25	3,716	4,365,645
7.625%	03/01/26	30	36,252
7.875%	09/15/23	483	553,933
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	784	831,871
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28(a)	1,065	1,106,297
5.000%	02/15/27	345	359,015
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26(a)	1,743	1,607,107
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	330	263,552
Starbucks Corp.,
Sr. Unsec’d. Notes
3.350%	03/12/50	430	442,356
3.750%	12/01/47	400	433,004
State Street Corp.,
Sr. Unsec’d. Notes
4.141%(ff)	12/03/29	569	687,528
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	75	69,372
5.000%	10/01/25(a)	240	235,972
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	115	116,697
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	265	248,063
5.350%	05/15/45	216	200,142
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	19	19,143
5.500%	02/15/26	92	92,138
5.875%	03/15/28	22	22,601
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)	665	625,215
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	90	84,603

A40

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.500%	01/15/28	140	$126,672
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25	111	111,055
5.875%	04/15/26(a)	1,643	1,686,075
6.500%	07/15/27	54	56,467
6.875%	01/15/29	285	305,538
Gtd. Notes, 144A
5.500%	03/01/30	330	328,175
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	250	272,316
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	120	165,909
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	200	211,558
4.900%	09/15/44	90	114,021
TEGNA, Inc.,
Gtd. Notes, 144A
4.625%	03/15/28	120	117,474
5.500%	09/15/24	55	56,038
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27	230	242,375
4.875%	06/01/26	109	112,457
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	1,017	1,055,002
5.625%	10/15/23	470	477,350
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	310	312,803
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,695	1,748,336
Sr. Sec’d. Notes
4.625%	07/15/24(a)	1,218	1,222,107
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	322	324,010
4.875%	01/01/26	1,765	1,787,451
5.125%	11/01/27	211	216,951
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	410	431,695
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	350	256,903
5.375%	12/15/24	25	19,149
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes
5.000%	12/30/20^	165	2
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	725	363
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	110	113,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.150%	01/15/48	315	$337,008
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	295	303,948
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	382	413,930
5.500%	09/01/41	170	206,373
5.875%	11/15/40	195	245,285
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	80	122,205
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26	644	663,414
4.750%	02/01/28(a)	2,338	2,501,485
6.500%	01/15/26	780	814,485
Sr. Sec’d. Notes, 144A
1.500%	02/15/26	200	200,765
2.050%	02/15/28(a)	1,365	1,396,703
2.550%	02/15/31(a)	570	589,095
3.300%	02/15/51	160	157,993
3.750%	04/15/27	1,224	1,370,073
3.875%	04/15/30(a)	239	272,710
4.375%	04/15/40	305	356,666
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	50	70,609
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	1,065	1,147,624
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	1,414	1,476,800
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	413	266,296
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	216	192,784
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	129	103,282
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	154	137,510
Transocean, Inc.,
Gtd. Notes, 144A
11.500%	01/30/27	90	36,019
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
2.550%	04/27/50	192	187,927
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25	220	140,882

A41

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	340	$373,096
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	390	385,911
4.000%	06/15/50	230	273,334
4.850%	12/01/48	100	135,029
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
3.000%	07/30/46	145	148,120
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	869	981,195
4.550%	06/02/47	55	69,356
4.875%	08/15/34	40	52,115
5.150%	08/15/44	50	66,003
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	144	155,953
Gtd. Notes, MTN
3.200%	01/15/30(a)	340	376,214
Union Electric Co.,
First Mortgage
2.950%	03/15/30(a)	961	1,076,891
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67	60	71,062
4.375%	09/10/38	220	271,235
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,249	1,426,044
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	573	543,904
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	126	110,762
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	390	395,710
4.625%	10/15/25(a)	870	889,522
4.875%	01/15/28(a)	345	362,553
5.250%	01/15/30(a)	830	906,422
5.500%	05/15/27	310	330,075
Sec’d. Notes
3.875%	11/15/27	190	196,310
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
12.000%	06/01/25	230	244,878
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40(a)	943	989,460
2.900%	05/15/50	460	482,217
3.500%	08/15/39	380	436,588
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	205	$206,161
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	610	605,993
Upjohn, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25	175	178,914
2.300%	06/22/27	220	226,894
2.700%	06/22/30	565	585,933
3.850%	06/22/40	100	108,020
4.000%	06/22/50	200	212,474
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32	11	14,755
Sr. Unsec’d. Notes
1.200%	03/15/24(a)	650	648,635
2.150%	09/15/27(a)	400	398,030
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.150%	03/22/30	1,920	2,166,697
3.875%	02/08/29(a)	810	958,668
4.000%	03/22/50	117	143,685
4.016%	12/03/29	295	353,382
4.272%	01/15/36	1,494	1,838,611
4.862%	08/21/46	80	108,859
ViacomCBS, Inc.,
Gtd. Notes
4.600%	01/15/45(a)	520	573,988
Jr. Sub. Notes
5.875%(ff)	02/28/57	140	141,829
6.250%(ff)	02/28/57	124	134,685
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	837	956,607
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	720	708,228
4.125%	08/15/30	490	482,308
4.250%	12/01/26	817	821,109
4.625%	12/01/29	77	78,682
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	280	319,150
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40(a)	866	934,399
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	340	341,109
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	136	142,113
5.625%	02/15/27	770	812,611

A42

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
5.625%	10/01/24	40	$42,502
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38(a)	431	538,507
Walt Disney Co. (The),
Gtd. Notes
2.650%	01/13/31	1,270	1,369,875
2.750%	09/01/49	289	279,080
3.500%	05/13/40(a)	381	430,163
9.500%	07/15/24	120	156,377
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	75	76,809
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41(a)	430	447,111
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,570	1,638,461
2.406%(ff)	10/30/25	634	664,918
2.572%(ff)	02/11/31(a)	2,069	2,164,140
3.196%(ff)	06/17/27	2,703	2,938,073
3.584%(ff)	05/22/28(a)	1,194	1,334,090
Sub. Notes, MTN
4.400%	06/14/46	224	265,450
4.750%	12/07/46(a)	41	50,875
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31	540	554,994
3.100%	01/15/30	637	675,370
4.000%	06/01/25	513	574,644
6.500%	03/15/41	30	39,488
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	460	500,767
7.250%	06/15/28(a)	450	492,876
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	167	180,332
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	310	311,912
Whiting Petroleum Corp., Escrow Shares,
Sr. Unsec’d. Notes
1.250%	12/31/22^(d)	74	—
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	500	517,217
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	29	31,483
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.875%	07/15/30	475	489,280
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26	720	$593,920
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25(a)	300	327,199
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30(a)	515	507,228
5.250%	10/15/27	315	320,096
5.750%	06/01/26	395	408,213
8.250%	08/01/23	15	16,912
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.750%(cc)	04/01/27	51	52,383
6.350%(cc)	10/01/25	86	90,364
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
4.250%	05/30/23	420	398,673
5.500%	03/01/25(a)	876	840,451
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	677	656,267
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/29	440	474,568
3.400%	06/01/30(a)	370	424,582
Xerox Corp.,
Sr. Unsec’d. Notes
4.375%	03/15/23	136	139,939
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23(a)	302	308,558
6.750%	08/15/24	324	342,951
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	663	715,085
7.750%	04/01/25	295	325,937
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	600	590,719
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/50(a)	460	491,208
3.900%	08/20/28(a)	380	449,185
4.500%	11/13/25	210	245,972
			548,010,615

Total Corporate Bonds (cost $660,722,948)			667,866,051
Municipal Bond — 0.0%
New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	249,828
(cost $195,000)

A43

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 3.2%
Bermuda — 0.1%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.448%(c)	03/25/29	206	$206,011
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.948%(c)	04/25/29	241	239,040
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.448%(c)	04/25/29	980	945,415
			1,390,466
United States — 3.1%
Adjustable Rate Mortgage Trust,
Series 2004-05, Class 2A1
3.574%(cc)	04/25/35	389	386,175
Alternative Loan Trust,
Series 2004-25CB, Class A1
6.000%	12/25/34	1,024	1,041,283
Series 2004-27CB, Class A1
6.000%	12/25/34	376	377,148
Series 2004-32CB, Class 2A5
5.500%	02/25/35	283	290,800
Series 2005-64CB, Class 1A15
5.500%	12/25/35	932	910,010
Series 2007-OA06, Class A1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	06/25/37	1,232	1,099,427
Angel Oak Mortgage Trust,
Series 2019-05, Class A3, 144A
2.921%(cc)	10/25/49	3,042	3,045,392
Series 2020-01, Class M1, 144A
3.161%(cc)	12/25/59	2,200	2,148,316
Banc of America Alternative Loan Trust,
Series 2006-05, Class 3A1
6.000%	06/25/46	28	27,149
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,306	949,823
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-09, Class 22A1
3.429%(cc)	11/25/34	159	154,026
Series 2005-06, Class 1A1
3.149%(cc)	08/25/35	137	121,808
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)
0.548%(c)	10/25/34	166	137,491
Series 2005-AC06, Class 1A2, IO, 1 Month LIBOR x (1) + 5.000% (Cap 5.000%, Floor 0.000%)
4.852%(c)	09/25/35	1,414	175,759
Citigroup Mortgage Loan Trust,
Series 2003-01, Class 3A5
5.250%	09/25/33	223	226,297
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
2.530%(c)	10/25/35	254	$251,832
Series 2006-04, Class 2A1A
6.000%	12/25/35	793	799,886
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	123	122,561
Series 2004-22, Class A3
3.735%(cc)	11/25/34	1,221	1,210,045
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.340%)
0.828%(c)	02/25/35	267	244,582
Series 2004-J03, Class A7
5.500%	05/25/34	73	76,385
Series 2005-31, Class 3A1
3.931%(cc)	01/25/36	420	417,053
Series 2005-HYB01, Class 4A1
3.537%(cc)	03/25/35	160	163,888
Series 2005-HYB03, Class 2A2A
3.540%(cc)	06/20/35	664	671,386
Series 2006-10, Class 1A11
5.850%	05/25/36	89	66,505
Series 2006-15, Class A1
6.250%	10/25/36	131	95,450
Series 2006-18, Class 2A7
6.000%	12/25/36	186	154,322
Series 2006-HYB01, Class 2A2C
3.152%(cc)	03/20/36	552	530,329
Series 2006-HYB02, Class 2A1B
3.407%(cc)	04/20/36	845	773,967
Series 2007-02, Class A16
6.000%	03/25/37	507	388,924
Series 2007-09, Class A11
5.750%	07/25/37	816	628,701
Series 2007-HYB01, Class 2A1
3.160%(cc)	03/25/37	1,343	1,221,717
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 1A1
5.000%	11/25/20	104	56,480
Deephaven Residential Mortgage Trust,
Series 2018-04A, Class B2, 144A
6.125%(cc)	10/25/58	1,400	1,332,131
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	825	828,669
Series 2019-04A, Class A3, 144A
3.047%(cc)	10/25/59	3,260	3,292,967
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR02, Class 1A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.268%(c)	05/25/36	2,099	1,965,508
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
0.478%(c)	02/25/36	3,291	3,162,434

A44

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	139	$167,375
Series 2002-T19, Class A2
7.000%	07/25/42	250	303,278
Fannie Mae Interest Strips,
Series 417, Class C11, IO
2.500%	02/25/28	1,246	67,718
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	558	640,568
Series 2003-W10, Class 3A5
4.299%	06/25/43	376	416,487
Series 2004-W11, Class 1A1
6.000%	05/25/44	342	415,604
Series 2004-W11, Class 1PO, PO
4.617%(s)	05/25/44	254	213,014
Series 2004-W12, Class 1A2
6.500%	07/25/44	209	246,290
Series 2004-W12, Class 1PO, PO
1.277%(s)	07/25/44	257	243,957
Series 2009-W01, Class A
6.000%	12/25/49	133	154,735
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	144	167,683
Series 2003-49, Class YC
4.000%	06/25/23	45	46,693
Series 2003-78, Class B
5.000%	08/25/23	126	131,518
Series 2004-35, Class AZ
4.500%	05/25/34	298	328,464
Series 2004-70, Class EB
5.000%	10/25/24	21	21,841
Series 2006-08, Class FH, 1 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
0.398%(c)	03/25/36	556	544,466
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.235%(c)	12/25/36	33	32,386
Series 2006-44, Class P, PO
1.357%(s)	12/25/33	32	30,832
Series 2006-77, Class PC
6.500%	08/25/36	44	50,716
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450% (Cap 6.450%, Floor 0.000%)
6.302%(c)	12/25/37	401	89,547
Series 2008-85, Class EB
5.000%	09/25/28	27	29,349
Series 2011-52, Class GB
5.000%	06/25/41	299	345,499
Series 2012-13, Class JP
4.500%	02/25/42	116	123,140
Series 2012-79, Class TP
6.500%	07/25/42	83	96,609
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-04, Class AJ
3.500%	02/25/43	333	$371,480
Series 2013-083, Class CA
3.500%	10/25/37	38	38,164
Series 2013-13, Class IK, IO
2.500%	03/25/28	937	46,773
Series 2013-31, Class NC
3.000%	04/25/43	554	604,119
Fannie Mae Trust,
Series 2003-W03, Class 2A5
5.356%	06/25/42	165	190,561
Series 2003-W06, Class 1A41
5.398%	10/25/42	280	323,353
Series 2003-W06, Class F, 1 Month LIBOR + 0.350% (Cap 8.500%, Floor 0.350%)
0.525%(c)	09/25/42	318	318,679
Series 2004-W01, Class 1A7
5.681%	11/25/43	547	623,937
Series 2004-W09, Class 1PO, PO
3.228%(s)	02/25/44	311	273,808
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA02, Class M3, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
5.298%(c)	11/25/28	850	875,862
FHLMC Structured Agency Credit Risk Trust,
Series 2018-HRP02, Class M3, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.548%(c)	02/25/47	4,700	4,483,952
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	432	515,899
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	127	144,710
Series 2768, Class PK
5.000%	03/15/34	113	124,981
Series 2846, Class GB
5.000%	08/15/24	180	189,994
Series 2877, Class PB
5.500%	10/15/34	500	569,734
Series 2902, Class QG
5.500%	12/15/34	100	117,129
Series 3158, Class NE
5.500%	05/15/36	115	135,613
Series 3187, Class Z
5.000%	07/15/36	234	267,568
Series 3443, Class PT
6.500%	03/15/37	372	443,200
Series 3704, Class DC
4.000%	11/15/36	76	78,555
Series 3816, Class HN
4.500%	01/15/41	399	456,273
Series 3827, Class BM
5.500%	08/15/39	38	38,019

A45

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 3920, Class LP
5.000%	01/15/34	190	$219,713
Series 4054, Class HI, IO
3.000%	05/15/26	561	14,437
Series 4182, Class ZD
3.500%	03/15/43	3,899	4,371,351
Series 4374, Class NC
3.750%	02/15/46	38	38,016
Series 4822, Class ZB
4.000%	07/15/48	978	1,073,348
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	435	482,693
Series 304, Class C32, IO
3.000%	12/15/27	626	35,178
Freddie Mac Structured Pass-Through Certificates,
Series T-48, Class 1A4
5.538%	07/25/33	448	515,687
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
0.973%(c)	01/25/34	1,110	1,094,334
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	3,275	3,321,422
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	230	241,518
Series 2004-19, Class KE
5.000%	03/16/34	467	524,080
Series 2005-03, Class QB
5.000%	01/16/35	148	162,371
Series 2008-38, Class BG
5.000%	05/16/38	239	268,823
Series 2011-22, Class WA
5.856%(cc)	02/20/37	206	238,821
Series 2012-80, Class IB, IO, 1 Month LIBOR x (1) + 6.800% (Cap 0.300%, Floor 0.000%)
0.300%(c)	10/20/39	2,637	3,966
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
0.585%(c)	04/20/60	3	2,552
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
0.495%(c)	12/20/62	487	486,131
Series 2013-184, Class KZ
2.500%	12/20/43	790	827,799
Series 2013-H04, Class BA
1.650%	02/20/63	57	56,747
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.555%(c)	02/20/62	29	28,705
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
2.811%(cc)	12/25/34	114	116,985
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
HarborView Mortgage Loan Trust,
Series 2006-14, Class 1A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.336%(c)	01/25/47	1,802	$1,708,883
Impac CMB Trust,
Series 2004-04, Class 1A2, 1 Month LIBOR + 0.620% (Cap 11.250%, Floor 0.310%)
0.768%(c)	09/25/34	511	488,858
Series 2004-05, Class 1M3, 1 Month LIBOR + 0.945% (Cap 11.000%, Floor 0.630%)
1.093%(c)	10/25/34	120	115,511
Series 2004-09, Class 1A1, 1 Month LIBOR + 0.760% (Cap 11.250%, Floor 0.380%)
0.908%(c)	01/25/35	495	495,572
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
0.848%(c)	03/25/35	453	435,452
Series 2005-04, Class 1A1A, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
0.688%(c)	05/25/35	149	148,150
Series 2005-08, Class 1AM, 1 Month LIBOR + 0.700% (Cap 11.500%, Floor 0.350%)
0.848%(c)	02/25/36	879	845,260
Series 2007-A, Class M3, 144A, 1 Month LIBOR + 2.250% (Cap 11.500%, Floor 1.500%)
2.398%(c)	05/25/37	711	684,535
JPMorgan Mortgage Trust,
Series 2004-A06, Class 3A3
3.375%(cc)	12/25/34	128	130,438
Series 2005-A03, Class 4A1
3.803%(cc)	06/25/35	37	37,263
Series 2005-A08, Class 2A3
3.559%(cc)	11/25/35	139	130,041
Series 2006-S02, Class 2A1
5.000%	06/25/21	12	11,135
Series 2007-A01, Class 3A2
3.462%(cc)	07/25/35	328	322,036
Series 2007-S03, Class 2A3
6.000%	08/25/22	67	75,686
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.230%(cc)	11/21/34	100	101,126
MASTR Alternative Loan Trust,
Series 2004-06, Class 8A1
5.500%	07/25/34	373	380,944
Series 2005-06, Class 1A2
5.500%	12/25/35	344	312,118
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	104	106,615
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780% (Cap 11.750%, Floor 0.390%)
0.928%(c)	03/25/28	91	87,307

A46

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.320%)
0.788%(c)	10/25/28	116	$113,998
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.250%)
0.648%(c)	05/25/29	120	116,586
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
3.075%(cc)	07/25/34	86	87,212
Series 2004-5AR, Class 4A
3.640%(cc)	07/25/34	187	187,711
Series 2006-07, Class 1A
5.000%	06/25/21	63	51,723
MortgageIT Trust,
Series 2005-02, Class 1A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.330%)
0.808%(c)	05/25/35	165	166,661
New Residential Mortgage Loan Trust,
Series 2019-NQM04, Class M1, 144A
2.986%(cc)	09/25/59	2,900	2,787,067
Series 2019-NQM05, Class B1, 144A
4.044%(cc)	11/25/59	1,000	924,550
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-01, Class 1APT, 1 Month LIBOR + 0.210% (Cap 12.000%, Floor 0.210%)
0.358%(c)	04/25/36	151	143,385
PRPM,
Series 2019-GS01, Class A2, 144A
4.750%(cc)	10/25/24	2,166	2,157,056
RALI Trust,
Series 2006-QH01, Class A1, 1 Month LIBOR + 0.190% (Cap 10.000%, Floor 0.190%)
0.338%(c)	12/25/36	1,490	1,415,871
Series 2007-QH07, Class 1A1, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.398%(c)	08/25/37	696	629,044
Residential Asset Securitization Trust,
Series 2004-A03, Class A7
5.250%	06/25/34	208	217,496
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.356%(c)	07/20/36	313	298,126
Starwood Mortgage Residential Trust,
Series 2019-INV01, Class M1, 144A
3.056%(cc)	09/27/49	3,000	2,880,521
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-08, Class 3A
3.098%(cc)	07/25/34	239	245,675
Series 2004-12, Class 9A
2.879%(cc)	09/25/34	282	284,778
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
0.518%(c)	07/25/34	212	212,696
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2007-09, Class 1A1, 6 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.810%(c)	10/25/37	1,834	$1,713,292
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
0.856%(c)	01/19/34	354	342,238
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
0.856%(c)	03/19/34	359	347,943
Series 2007-AR07, Class 1A1, 1 Month LIBOR + 0.850% (Cap 10.500%, Floor 0.850%)
0.998%(c)	05/25/47	2,739	2,091,717
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
2.621%(cc)	09/25/33	138	136,325
Verus Securitization Trust,
Series 2019-04, Class M1, 144A
3.207%(cc)	11/25/59	2,700	2,748,764
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	167	156,308
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	280	284,025
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.420%)
0.988%(c)	07/25/45	1,434	1,390,133
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
0.698%(c)	07/25/44	1,012	993,459
Series 2005-AR03, Class A2
3.609%(cc)	03/25/35	228	232,293
Series 2005-AR10, Class 1A3
3.017%(cc)	09/25/35	2,352	2,478,765
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.810% (Cap N/A, Floor 0.810%)
1.981%(c)	12/25/46	739	680,551
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-07, Class A43, 1 Month LIBOR + 0.500% (Cap 7.000%, Floor 0.500%)
0.648%(c)	06/25/37	33	27,012
			92,971,346

Total Residential Mortgage-Backed Securities (cost $95,025,763)			94,361,812
Sovereign Bond — 0.0%
Mexico
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10	50	57,909
(cost $54,860)

A47

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 1.4%
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	110	$116,991
3.500%	03/01/32	492	536,021
4.000%	02/01/26	129	137,458
4.000%	10/01/42	248	269,445
4.500%	09/01/24	26	27,625
4.500%	08/01/30	152	167,724
4.500%	04/01/47	204	222,451
4.500%	05/01/47	204	222,063
4.500%	05/01/47	583	636,784
5.000%	04/01/22	12	12,363
5.000%	07/01/23	64	67,586
5.000%	10/01/23	31	33,376
5.000%	11/01/23	4	4,191
5.000%	06/01/30	114	128,517
5.000%	10/01/40	393	453,489
5.500%	06/01/23	32	33,593
5.500%	12/01/24	28	28,596
5.500%	04/01/27	39	43,831
5.500%	06/01/35	99	116,961
7.000%	11/01/37	114	132,854
Federal National Mortgage Assoc.
2.410%	11/01/29	3,157	3,450,021
2.520%	11/01/29	1,250	1,358,301
2.550%	10/01/30	1,065	1,184,018
2.570%	07/01/29	2,610	2,872,653
2.620%	11/01/31	1,615	1,807,197
2.630%	05/01/30	1,610	1,802,339
2.840%	11/01/34	1,200	1,366,795
3.250%	08/01/34	514	596,136
3.270%	01/01/27	1,732	1,951,308
3.340%	11/01/30	416	482,761
3.500%	08/01/32	392	423,891
3.500%	10/01/32	496	532,855
3.500%	11/01/32	360	387,085
3.500%	04/01/33	520	555,816
3.500%	04/01/33	640	683,588
3.500%	05/01/33	593	637,040
3.500%	09/01/42	535	580,945
3.500%	10/01/42	522	567,051
3.500%	01/01/43	620	673,194
3.500%	07/01/43	556	603,712
3.820%	07/01/27	1,955	2,262,988
3.821%(cc)	05/01/22	585	591,960
4.000%	06/01/32	451	486,383
4.000%	06/01/33	245	264,343
4.000%	06/01/47	799	889,532
4.000%	08/01/48	295	314,813
4.380%(cc)	06/01/21	240	241,454
4.500%	06/01/26	185	197,226
4.500%	09/01/26	60	63,980
4.500%	04/01/47	803	904,172
4.762%	08/01/26	1,212	1,405,847
5.000%	05/01/23	34	37,315
5.000%	06/01/23	32	34,108
5.000%	01/01/26	143	151,341
5.000%	12/01/29	112	123,183
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	10/01/39	251	$289,346
5.000%	07/01/41	209	239,062
5.500%	07/01/21	18	18,268
5.500%	01/01/22	9	9,005
5.500%	01/01/26	21	23,259
5.500%	06/01/26	19	21,265
5.500%	05/01/28	80	89,181
5.500%	05/01/33	172	201,828
5.500%	06/01/33	105	117,063
5.500%	10/01/33	90	105,942
5.500%	01/01/34	262	308,173
5.500%	02/01/35	116	136,765
5.500%	04/01/36	60	66,496
5.500%	04/01/37	153	179,593
6.000%	10/01/22	53	54,139
6.000%	10/01/27	93	103,695
6.000%	11/01/27	73	81,335
6.000%	03/01/34	194	227,034
6.000%	04/01/39	340	402,652
7.000%	01/01/39	138	174,660
7.500%	10/01/35	195	231,937
Government National Mortgage Assoc.
4.000%	11/20/47	572	612,991
4.500%	06/20/25	72	77,077
4.500%	11/15/39	313	348,671
5.000%	04/15/25	528	559,781
5.000%	11/15/39	976	1,116,990
6.000%	01/15/40	410	487,871
Tennessee Valley Authority Principal Strips, Bonds
2.743%(s)	06/15/35	600	435,016

Total U.S. Government Agency Obligations (cost $37,583,186)			40,596,365
U.S. Treasury Obligations — 3.4%
U.S. Treasury Bonds
1.250%	05/15/50	65	61,598
2.000%	02/15/50(a)	3,335	3,772,198
2.250%	08/15/46	2,634	3,110,589
2.250%	08/15/49	305	362,759
2.375%	11/15/49	30	36,628
3.000%	11/15/44	38	50,778
3.125%	05/15/48	65	90,360
3.625%	02/15/44(a)	2,000	2,922,188
3.750%	11/15/43	416	617,955
3.875%	08/15/40	65	96,200
4.375%	02/15/38	100	153,828
U.S. Treasury Notes
0.375%	03/31/22(a)	9,300	9,333,059
0.500%	03/15/23(a)	7,300	7,364,445
0.500%	03/31/25(a)	2,700	2,730,797
0.625%	03/31/27	1,200	1,215,469
1.625%	08/15/29	85	92,517
1.750%	12/31/24	341	362,899
1.750%	12/31/26	160	173,375
1.875%	08/31/24	45	47,918
2.125%	01/31/21	8,000	8,053,125
2.125%	02/29/24	30	31,988

A48

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.500%	01/31/21(k)	58,098	$58,556,329
2.500%	05/15/24	90	97,502
2.500%	02/28/26	740	826,545
2.625%	12/31/23	1,850	1,996,699
2.875%	11/30/23	700	759,773

Total U.S. Treasury Obligations (cost $102,055,005)			102,917,521

Total Long-Term Investments (cost $2,523,038,900)			2,734,353,557

	Shares
Short-Term Investments — 15.6%
Affiliated Mutual Funds — 15.6%
PGIM Core Ultra Short Bond Fund(w)	240,937,396	240,937,396
PGIM Institutional Money Market Fund (cost $225,676,174; includes $225,620,163 of cash collateral for securities on loan)(b)(w)	225,702,603	225,657,462

Total Affiliated Mutual Funds (cost $466,613,570)		466,594,858

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
0.118%	03/11/21	466	465,799
(cost $465,755)

Total Short-Term Investments (cost $467,079,325)				467,060,657

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—106.9% (cost $2,990,118,225)				3,201,414,214

	Shares
Securities Sold Short — (0.9)%
Common Stocks — (0.8)%
United States
Acacia Communications, Inc.*	42,277	(2,849,470)
Advanced Disposal Services, Inc.*	121,728	(3,679,837)
Coca-Cola Co. (The)	6,181	(305,156)
Consolidated Edison, Inc.	9,934	(772,865)
Duke Energy Corp.	6,219	(550,755)
Exelon Corp.	27,660	(989,122)
Franklin Resources, Inc.	28,768	(585,429)
General Electric Co.	100,895	(628,576)
General Motors Co.	34,772	(1,028,903)
Halliburton Co.	72,110	(868,925)
Harley-Davidson, Inc.	71,716	(1,759,911)
Host Hotels & Resorts, Inc. REIT	14,462	(156,045)
Immunomedics, Inc.*	21,330	(1,813,690)
Molson Coors Beverage Co. (Class B Stock)	34,525	(1,158,659)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Momenta Pharmaceuticals, Inc.*	38,242	$(2,006,940)
National General Holdings Corp.	5,600	(189,000)
Pinnacle West Capital Corp.	6,347	(473,169)
Schlumberger NV	55,934	(870,333)
Sirius XM Holdings, Inc.	453,960	(2,433,226)
Western Union Co. (The)	16,849	(361,074)

Total Common Stocks (proceeds received $23,873,087)		(23,481,085)
Exchange-Traded Funds — (0.1)%
United States
iShares Russell 2000 ETF	8,104	(1,213,898)
iShares Russell 1000 Value ETF	5,159	(609,433)

Total Exchange-Traded Funds (proceeds received $1,802,089)		(1,823,331)

Total Securities Sold Short (proceeds received $25,675,176)		(25,304,416)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—106.0% (cost $2,964,443,049)		3,176,109,798

Liabilities in excess of other assets(z) — (6.0)%		(180,801,981)

Net Assets — 100.0%		$2,995,307,817

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CVR	Contingent Value Rights
CVT	Convertible Security
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note

A49

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,237,585 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $221,165,416; cash collateral of $225,620,163 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
151	2 Year U.S. Treasury Notes	Dec. 2020	$33,365,102	$13,299
20	5 Year U.S. Treasury Notes	Dec. 2020	2,520,625	188
116	20 Year U.S. Treasury Bonds	Dec. 2020	20,448,625	32,376
191	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	42,366,188	(243,974)
35	DJ US Real Estate Index	Dec. 2020	1,097,250	(18,209)
774	Euro STOXX 50 Index	Dec. 2020	28,984,793	(957,461)
1,987	Mini MSCI EAFE Index	Dec. 2020	184,115,420	(4,561,295)
1,165	Mini MSCI Emerging Markets Index	Dec. 2020	63,405,125	(763,739)
373	Russell 2000 E-Mini Index	Dec. 2020	28,057,060	278,993
1,373	S&P 500 E-Mini Index	Dec. 2020	230,114,800	1,953,738
				(4,266,084)
Short Positions:
712	10 Year U.S. Treasury Notes	Dec. 2020	99,346,250	(185,013)
228	10 Year U.S. Ultra Treasury Notes	Dec. 2020	36,462,189	(116,594)
395	FTSE 100 Index	Dec. 2020	29,773,439	857,063
A50

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2,116	MSCI Europe Index	Dec. 2020	$52,793,641	$1,532,950
				2,088,406
				$(2,177,678)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/29/20	Barclays Bank PLC	AUD	8,733	$6,184,727	$6,255,397	$70,670	$—
Expiring 10/29/20	Barclays Bank PLC	AUD	2,132	1,527,429	1,527,445	16	—
British Pound,
Expiring 10/02/20	Royal Bank of Canada	GBP	1,445	1,840,144	1,864,488	24,344	—
Expiring 10/29/20	Barclays Bank PLC	GBP	1,094	1,419,070	1,411,287	—	(7,783)
Expiring 10/29/20	Citibank, N.A.	GBP	9,436	12,018,425	12,177,794	159,369	—
Expiring 10/29/20	Merrill Lynch International London	GBP	400	518,058	516,218	—	(1,840)
Expiring 10/29/20	Merrill Lynch International London	GBP	233	305,251	301,048	—	(4,203)
Expiring 10/29/20	State Street Bank & Trust Company	GBP	2,409	3,157,548	3,108,567	—	(48,981)
Expiring 10/29/20	State Street Bank & Trust Company	GBP	1,634	2,057,702	2,108,158	50,456	—
Canadian Dollar,
Expiring 10/29/20	Citibank, N.A.	CAD	3,498	2,608,092	2,627,528	19,436	—
Expiring 10/29/20	Royal Bank of Canada	CAD	11,837	8,813,710	8,890,213	76,503	—
Danish Krone,
Expiring 10/29/20	The Toronto-Dominion Bank	DKK	7,137	1,118,146	1,124,464	6,318	—
Euro,
Expiring 10/02/20	Royal Bank of Canada	EUR	10,004	11,657,950	11,729,181	71,231	—
Expiring 10/29/20	Citibank, N.A.	EUR	1,792	2,104,603	2,102,003	—	(2,600)
Expiring 10/29/20	Merrill Lynch International London	EUR	3,854	4,550,867	4,520,835	—	(30,032)
Expiring 10/29/20	Merrill Lynch International London	EUR	534	633,486	626,952	—	(6,534)
Expiring 10/29/20	Merrill Lynch International London	EUR	509	600,571	596,610	—	(3,961)
Expiring 10/29/20	Royal Bank of Canada	EUR	245	286,018	287,284	1,266	—
Expiring 10/29/20	State Street Bank & Trust Company	EUR	451	525,517	529,170	3,653	—
Expiring 10/29/20	The Toronto-Dominion Bank	EUR	275	323,528	323,196	—	(332)
Hong Kong Dollar,
Expiring 10/05/20	Royal Bank of Canada	HKD	17,219	2,221,694	2,221,781	87	—
Expiring 10/29/20	State Street Bank & Trust Company	HKD	19,572	2,524,448	2,525,050	602	—
Japanese Yen,
Expiring 10/02/20	Citibank, N.A.	JPY	152,103	1,444,452	1,442,244	—	(2,208)
Expiring 10/29/20	Citibank, N.A.	JPY	355,130	3,364,726	3,368,346	3,620	—
Expiring 10/29/20	Merrill Lynch International London	JPY	1,809,899	17,045,682	17,166,592	120,910	—
Expiring 10/29/20	Merrill Lynch International London	JPY	418,958	3,956,909	3,973,747	16,838	—
Expiring 10/29/20	Merrill Lynch International London	JPY	244,589	2,315,526	2,319,885	4,359	—
Expiring 10/29/20	Royal Bank of Canada	JPY	136,710	1,299,936	1,296,672	—	(3,264)
Norwegian Krone,
Expiring 10/29/20	Merrill Lynch International London	NOK	5,389	583,537	577,758	—	(5,779)
Swedish Krona,
Expiring 10/29/20	Barclays Bank PLC	SEK	10,822	1,239,474	1,208,742	—	(30,732)
Expiring 10/29/20	Citibank, N.A.	SEK	5,133	565,648	573,279	7,631	—
Swiss Franc,
Expiring 10/02/20	Royal Bank of Canada	CHF	1,151	1,245,175	1,249,855	4,680	—
Expiring 10/29/20	Barclays Bank PLC	CHF	1,072	1,161,528	1,164,901	3,373	—
Expiring 10/29/20	Merrill Lynch International London	CHF	2,358	2,590,101	2,562,765	—	(27,336)
Expiring 10/29/20	Royal Bank of Canada	CHF	435	479,714	473,033	—	(6,681)
A51

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/29/20	State Street Bank & Trust Company	CHF	226	$244,200	$245,132	$932	$—
				$104,533,592	$104,997,620	646,294	(182,266)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	1,445	$1,902,037	$1,864,488	$37,549	$—
Expiring 10/29/20	Royal Bank of Canada	GBP	1,863	2,429,917	2,404,857	25,060	—
Expiring 10/29/20	State Street Bank & Trust Company	GBP	1,140	1,493,521	1,471,271	22,250	—
Expiring 10/29/20	State Street Bank & Trust Company	GBP	646	847,543	833,597	13,946	—
Expiring 10/29/20	State Street Bank & Trust Company	GBP	626	798,437	808,049	—	(9,612)
Expiring 11/03/20	Royal Bank of Canada	GBP	1,445	1,840,411	1,864,800	—	(24,389)
Danish Krone,
Expiring 10/29/20	Merrill Lynch International London	DKK	27,203	4,252,723	4,285,999	—	(33,276)
Expiring 10/29/20	Merrill Lynch International London	DKK	7,044	1,111,440	1,109,765	1,675	—
Expiring 10/29/20	State Street Bank & Trust Company	DKK	3,483	546,262	548,735	—	(2,473)
Euro,
Expiring 10/02/20	State Street Bank & Trust Company	EUR	445	526,589	522,055	4,534	—
Expiring 10/02/20	The Toronto-Dominion Bank	EUR	9,558	11,307,932	11,207,126	100,806	—
Expiring 10/29/20	Barclays Bank PLC	EUR	13,701	15,943,981	16,073,310	—	(129,329)
Expiring 10/29/20	Royal Bank of Canada	EUR	993	1,154,009	1,164,638	—	(10,629)
Expiring 10/29/20	Royal Bank of Canada	EUR	428	507,178	501,546	5,632	—
Expiring 10/29/20	Royal Bank of Canada	EUR	370	437,011	434,255	2,756	—
Expiring 10/29/20	State Street Bank & Trust Company	EUR	49,786	58,050,576	58,406,227	—	(355,651)
Expiring 10/29/20	State Street Bank & Trust Company	EUR	6,496	7,632,932	7,620,230	12,702	—
Expiring 10/29/20	State Street Bank & Trust Company	EUR	2,033	2,402,166	2,385,423	16,743	—
Expiring 10/29/20	State Street Bank & Trust Company	EUR	669	782,764	784,651	—	(1,887)
Expiring 11/03/20	Royal Bank of Canada	EUR	10,004	11,665,603	11,736,928	—	(71,325)
Hong Kong Dollar,
Expiring 10/05/20	The Toronto-Dominion Bank	HKD	17,219	2,221,477	2,221,781	—	(304)
Expiring 11/03/20	Royal Bank of Canada	HKD	17,219	2,221,082	2,221,463	—	(381)
Japanese Yen,
Expiring 10/02/20	Citibank, N.A.	JPY	152,103	1,432,761	1,442,244	—	(9,483)
Expiring 10/29/20	Royal Bank of Canada	JPY	196,724	1,862,412	1,865,893	—	(3,481)
Expiring 10/29/20	Royal Bank of Canada	JPY	104,900	1,001,031	994,961	6,070	—
Expiring 11/04/20	Citibank, N.A.	JPY	152,103	1,444,971	1,442,768	2,203	—
Norwegian Krone,
Expiring 10/29/20	State Street Bank & Trust Company	NOK	2,221	231,862	238,112	—	(6,250)
Swedish Krona,
Expiring 10/29/20	Barclays Bank PLC	SEK	9,017	1,030,374	1,007,111	23,263	—
Expiring 10/29/20	Barclays Bank PLC	SEK	1,342	153,251	149,852	3,399	—
Expiring 10/29/20	State Street Bank & Trust Company	SEK	9,480	1,071,462	1,058,890	12,572	—
Expiring 10/29/20	State Street Bank & Trust Company	SEK	7,185	827,740	802,556	25,184	—
Expiring 10/29/20	State Street Bank & Trust Company	SEK	1,984	222,324	221,552	772	—
Expiring 10/29/20	State Street Bank & Trust Company	SEK	1,193	131,964	133,206	—	(1,242)
Expiring 10/29/20	The Toronto-Dominion Bank	SEK	6,994	797,824	781,131	16,693	—
Swiss Franc,
Expiring 10/02/20	Citibank, N.A.	CHF	1,151	1,268,196	1,249,854	18,342	—
Expiring 10/29/20	Royal Bank of Canada	CHF	415	449,148	450,434	—	(1,286)
Expiring 10/29/20	Royal Bank of Canada	CHF	301	330,363	326,643	3,720	—
Expiring 10/29/20	State Street Bank & Trust Company	CHF	1,190	1,297,703	1,293,503	4,200	—
Expiring 10/29/20	State Street Bank & Trust Company	CHF	929	1,023,777	1,009,056	14,721	—
A52

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/29/20	State Street Bank & Trust Company	CHF	794	$863,509	$862,443	$1,066	$—
Expiring 10/29/20	State Street Bank & Trust Company	CHF	322	349,649	350,028	—	(379)
Expiring 11/03/20	Royal Bank of Canada	CHF	1,151	1,246,286	1,250,982	—	(4,696)
				$147,112,198	$147,402,413	375,858	(666,073)
						$1,022,152	$(848,339)
Cross currency exchange contracts outstanding at September 30, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/29/20	Buy	EUR	408	GBP	370	$888	$—	Citibank, N.A.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
3I Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 220	$6,982	$—	$6,982
AIB Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/20	EUR 328	(73,524)	—	(73,524)
Astrazeneca PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 315	8,916	—	8,916
Bank of Ireland Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/20	EUR 397	(101,552)	—	(101,552)
Barratt Developments PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 110	(10,975)	—	(10,975)
BHP GROUP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 685	(24,621)	—	(24,621)
Boohoo Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 429	(5,316)	—	(5,316)
Centrica PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 510	(83,291)	—	(83,291)
Computacenter PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 294	10,238	—	10,238
Dunelm Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 306	(21,839)	—	(21,839)
Ferguson PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 316	(1,009)	—	(1,009)
G4S PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 243	130,220	—	130,220
Games Workshop Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 214	47,375	—	47,375
Hikma Pharmaceuticals PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 451	9,013	—	9,013
Informa PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 246	(19,935)	—	(19,935)
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 329	(29,489)	—	(29,489)
A53

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Kingfisher PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 254	$27,786	$—	$27,786
M&G PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 186	421	—	421
National Express Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 232	61,202	—	61,202
Next PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 577	17,653	—	17,653
Persimmon PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 504	(20,280)	—	(20,280)
Pets At Home Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 151	23,938	—	23,938
Prudential PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 383	(22,557)	—	(22,557)
Reckitt Benckiser Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 515	28,865	—	28,865
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 683	(5,069)	—	(5,069)
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 481	4,126	—	4,126
Smurfit Kappa Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/20	EUR 272	29,097	—	29,097
Spirent Communications PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 344	27,337	—	27,337
The Berkeley Group Holdings(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/15/20	GBP 349	(26,440)	—	(26,440)
					$(12,728)	$—	$(12,728)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A54